1933 Act File No. 33-50773
                                                      1940 Act File No. 811-7115

                              SECURITIES AND EXCHANGE COMMISSION
                                    Washington, D.C. 20549

                                          Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             X
                                                                    -


      Pre-Effective Amendment No.______....................       __

      Post-Effective Amendment No.  15  ...................         X
                                  ------                            -


                                          and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     X

      Amendment No.  19....................................         X


                              FEDERATED TOTAL RETURN SERIES, INC.

                  (Exact Name of Registrant as Specified in Charter)

                              Federated Investors Funds
                                    5800 Corporate Drive
                              Pittsburgh, Pennsylvania 15237-7000
                        (Address of Principal Executive Offices)

                                    (412) 288-1900
                              (Registrant's Telephone Number)

                              John W. McGonigle, Esquire,
                              Federated Investors Tower,
                        Pittsburgh, Pennsylvania 15222-3779
                        (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

____ immediately upon filing pursuant to paragraph (b)
____ on _________, 199__ pursuant to paragraph (b)(1)(v)
_XX_ 60 days after filing pursuant to paragraph (a) (i) on _______ pursuant to ____ paragraph (a) (i) 75 days after filing pursuant to paragraph (a)(ii) on
____ _________________ pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:

     This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                    Copies To:

Matthew G. Maloney, Esquire
Dickstein Shapiro  Morin & Oshinsky LLP
2101 L Street, N.W.
Washington, D.C.  20037

                                    CROSS-REFERENCE SHEET


      This Amendment to the Registration Statement of Federated Total Return Series, Inc., which consists of four portfolios: (1) Federated Total Return Bond Fund, (2) Federated Limited Duration Fund (formerly, Federated Total Return Limited Duration Fund), (3) Federated Government Fund, and (4) Federated Ultrashort Bond Fund (formerly, Federated Limited Duration Government Fund). This filing relates only to Federated Ultrashort Bond Fund (formerly, Federated Limited DurationGovernment Fund and is comprised of the following (the remaining references to other portfolios have been kept for easier cross reference):

PART A.    INFORMATION REQUIRED IN A PROSPECTUS.

                                          Prospectus Heading
                          (Rule 404(c) Cross Reference)

Item 1.     Cover Page....................(1-4) Cover Page.
Item 2.     Synopsis......................(1-4) Summary of Fund Expenses.
Item 3.     Condensed Financial
             Information                  (1-4) Performance Information.
Item 4.     General Description of
             Registrant...................(1-4) General Information; (1-4)
                          Investment Information; (1-4)
                           Investment Objective; (1-4)
                                          Investment Policies; (1-4) Investment
                                          Limitations; (1-4) Hub and Spoke
                                          Option.
Item 5.     Management of the Fund........(1-4) Fund Information; (1-4)
                                          Management of the Corporation; (1-4)
                                          Distribution of Institutional/
                                          Institutional Service Shares; (1-4)
                                          Administration of the Fund; (1-4)
                                          Expenses of the Fund and
                                          Institutional/Institutional Service
                                          Shares.
Item 6.     Capital Stock and Other
             Securities...................(1-4) Dividends and Distributions;
                                          (1-4) Shareholder Information; (1-4)
                                           Voting Rights; (1-4) Tax Information;
                                          (1-4) Federal Income Tax; (1-4) State
                                          and Local Taxes; (1-3) Other Classes
                                          of Shares.
Item 7.     Purchase of Securities Being
             Offered......................(1-4) Net Asset Value; (1-4) Investing
                                          in Institutional/ Institutional
                                          Service Shares; (1-4) Share
                                          Purchases; (1-4) Minimum Investment
                                          Required;  (1-4) What Shares Cost;
                                          (1-4) Exchanging Securities
             for Fund Shares; (1-4) Certificates and Confirmations.
Item 8.     Redemption or Repurchase......(1-4) Redeeming Institutional/
                                          Institutional Service Shares; (1-4)
                                          Telephone Redemption; (1-4) Written
                                          Requests; (1-4) Accounts with Low
                                          Balances.
Item 9.     Pending Legal Proceedings.....None.

 PART B.   INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION.

Item 10.    Cover Page....................(1-4) Cover Page.
Item 11.    Table of Contents.............(1-4) Table of Contents.
Item 12.    General Information and
             History......................(1-4) General Information About the
                                          Fund; (1-4) About Federated
                                          Investors, Inc.
Item 13.    Investment Objectives and
             Policies.....................(1-4) Investment Objective and
                           Policies; (1-4) Investment
                                  Limitations.
Item 14.    Management of the Fund        (1-4) Federated Total Return Series,
                                          Inc. Management; (1-4) Directors
                                          Compensation.
Item 15.    Control Persons and Principal
             Holders of Securities        (1-4) Fund Ownership.
Item 16.    Investment Advisory and Other
             Services.....................(1-4) Investment Advisory Services;
                           (1-4) Distribution Plan and
                                          Shareholder Services; (1-4) Other
                                          Services.
Item 17.    Brokerage Allocation..........(1-4) Brokerage Transactions.
Item 18.    Capital Stock and Other
             Securities                   Not Applicable.
Item 19.    Purchase, Redemption and Pricing
            of Securities Being Offered...(1-4) Purchasing Shares; (1-4)
                                           Determining Net Asset Value; (1-4)
                                           Redeeming Shares.
Item 20.    Tax Status....................(1-4) Tax Status.
Item 21.    Underwriters                  Not Applicable.
Item 22.    Calculation of Performance
             Data.........................(1-4) Total Return; (1-4) Yield; (1-4)
                            Performance Comparisons.

Item 23.    Financial Statements..........(1-3) Incorporated by reference to the Fund's Annual Report dated
                                          September 30, 1997;
                                          (4) To be filed by amendment.


Federated Ultrashort Bond Fund
(Formerly, Federated Limited Duration Government Fund)

(A Portfolio of Federated Total Return Series, Inc.)
Institutional Service Shares
Prospectus

The Institutional Service Shares of Federated Ultrashort Bond Fund (the "Fund") offered by this prospectus represent interests in a diversified investment portfolio of Federated Total Return Series, Inc. (the "Corporation"), an open-end, management investment company (a mutual fund). The investment objective of the Fund is to provide total return consistent with current income. The Fund pursues this investment objective by investing primarily in investment
grade debt securities.      The shares offered by this prospectus are not
deposits or obligations of any bank, are not endorsed or guaranteed by any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in these shares involves investment risks, including the possible loss of principal. This prospectus contains the information you should read and know before you invest in Institutional Service Shares of the Fund. Keep this prospectus for future
reference.     The Fund has also filed a Statement of Additional Information dated November __, 1998, with the Securities and Exchange Commission ("SEC"). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus if you have received your prospectus electronically, free of charge by calling 1-800-341-7400. To obtain other information or to make inquiries about the Fund, contact the Fund at the address listed on the back of this prospectus. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Fund is maintained electronically with the SEC at Internet Web site (http://www.sec.gov).
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY
IS A CRIMINAL OFFENSE.     Prospectus dated November __, 1998

Table of Contents

(To be inserted by typesetter)

31


Summary of Fund Expenses

                       Shareholder Transaction Expenses

Institutional Service Shares
Maximum Sales Charge Imposed on Purchases
 (as a percentage of offering price)                              None
Maximum Sales Charge Imposed on Reinvested Dividends
(as a percentage of offering price).                        None
Contingent Deferred Sales Charge (as a percentage of original
purchase price or redemption proceeds, as applicable)             None
Redemption Fee (as a percentage of amount redeemed,
if applicable)......................                        None
Exchange Fee........................                        None
Annual Operating Expenses
(As a percentage of projected average net assets)*
Management Fee (after waiver).......                        ______%
12b-1 Fee   .........................                 ______%
Total Other Expenses (after expense reimbursement)                ______%
               Shareholder Services Fee                           0.25%
Total Operating Expenses (4)........                        ______%
* Total operating expenses are estimated based on average expenses expected to be incurred during the period ending September 30, 1999. During the course of this period, expenses may be more or less than the average amount shown.
The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of the Fund will bear, either directly or indirectly. For more complete descriptions of the various costs
and   expenses,    see    "___________"    and   "Corporation    Information."
Wire-transferred redemptions of less than $5,000 may be subject to additional fees.
Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted under the rules of the National Association of Securities Dealers, Inc.
EXAMPLE
You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return, and
(2) redemption at the end of each time period. The Fund charges no redemption fees.
1 Year..............................                  $______
3 Years.............................                  $______
The above example should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown. This example is based on estimated data for the Fund's fiscal year ending September 30, 1999.

General Information

The Corporation was incorporated under the laws of the State of Maryland on October 11, 1993. The Articles of Incorporation permit the Corporation to offer separate portfolios and classes of shares. As of the date of this prospectus, the Board of Directors (the "Directors") has established one class of shares for the Fund, Institutional Service Shares.

Institutional Service Shares ("Shares") of the Fund are designed primarily for investors who seek higher yields than money market funds generally offer and who are willing to accept some modest principal fluctuation in order to achieve that objective. Because its share price will vary, the Fund is not an appropriate investment for those whose primary objective is absolute principal stability. A minimum initial investment of $25,000 over a 90-day period is required.
Shares are sold and redeemed at net asset value without a sales charge imposed by the Fund. Calling the Fund

Call the Fund at 1-800-341-7400.



Year 2000 Statement

Like other mutual funds and business organizations worldwide, the Fund's service providers (among them, the adviser, distributor, administrator and transfer agent) must ensure that their computer systems are adjusted to properly process and calculate date-related information from and after January 1, 2000. Many software programs and, to a lesser extent, the computer hardware in use today cannot distinguish the year 2000 from the year 1900. Such a design flaw could have a negative impact in the handling of securities trades, pricing and accounting services. The Fund and its service providers are actively working on necessary changes to computer systems to deal with the Year 2000 issue and believe that systems will be Year 2000 compliant when required. Analysis continues regarding the financial impact of instituting a Year 2000 compliant program on the Fund's operations.



Investment Information

Investment Objective
The investment objective of the Fund is to provide total return consistent with current income. The investment objective cannot be changed without approval of shareholders. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the investment policies
described in this prospectus. Investment Policies     The Fund will pursue its
investment objective while seeking to minimize the Fund's share price fluctuation. The Fund seeks to minimize its share price fluctuation by maintaining, under normal market conditions, an average effective portfolio duration of one year or less (an "ultra short" duration). The Fund will use futures, options, an interest rate swaps in order to maintain the Fund's ultra short duration. The Fund is designed for investors who seek higher yields than money market funds generally offer and who are willing to accept some modest price fluctuation and increased credit risk in order to achieve that goal. Because its share price will vary, the Fund is not an appropriate for investors whose primary objective is absolute stability of principal. Under normal market conditions, the Fund will invest at least 65% of its assets in investment-grade debt securities. Investment-grade debt securities are rated in the four highest rating categories by one or more nationally recognized statistical rating organizations ("NRSROs") (securities rated AAA, AA, A, or BBB by Standard & Poor's ("S&P"), Fitch IBCA, Inc. ("Fitch") or Duff & Phelps Credit Rating Co. ("Duff & Phelps"), and Aaa, Aa, A or Baa by Moody's Investors Service, Inc. ("Moody's")). The Fund may invest up to 35% of assets in securities rated below investment grade, (commonly known as "junk bonds) (securities rated below BB or lower by S&P, Fitch, Duff & Phelps or Ba or lower by Moody's). There is no maturity limit on the Fund's portfolio securities. Unless indicated otherwise, the investment policies may be changed by the Directors without the approval of shareholders. Please refer to the Appendix in this prospectus for a description of these ratings. Acceptable Investments The Fund may invest in a wide variety of debt and other securities including corporate, mortgage, asset-backed, municipal, and foreign securities. The prices of fixed income securities fluctuate inversely to the direction of interest rates. Effective Portfolio Duration Although the Fund will not maintain a stable net asset value, the adviser will seek to limit, to the extent consistent with the Fund's investment objective of total return and current income, the magnitude of fluctuations in the Fund's net asset value by limiting the dollar-weighted average duration of the Fund's portfolio. Duration is a commonly used measure of the potential volatility of the price of a debt security, or the aggregate market value of a portfolio of debt securities, prior to maturity. Securities with shorter durations generally have less volatile prices than securities of comparable quality with longer durations. The Fund should be expected to maintain a higher average duration during periods of falling interest rates, and a lower average duration during periods of rising interest rates. In any event, under normal market conditions, the Fund will maintain an average effective modified duration of one year or less. There is no maturity limit on any individual bond in the Fund's portfolio. Debt Obligations The interest rate paid by an outstanding debt obligation affects its value to investors. If market rates of interest rise after a debt obligation is issued, that outstanding debt obligation will not be as attractive to investors as a newly issued, higher-yielding security, and an investor may only be willing to buy the outstanding obligation if it is sold at a discount. Conversely, if market rates of interest fall, the market price of that outstanding debt obligation may rise. Generally, the amount of change in the market price of debt obligations in response to changes in market rates of interest depends on the maturity of the debt obligation: debt obligations with the longest maturities generally experience the greatest market price changes. Some debt securities do not pay current interest, but are sold at a discount from their current values. These securities are generally more sensitive to interest rate changes. Debt securities include convertible securities which can be exchanged or converted into common stock. The Fund may invest in fixed rate securities, including fixed rate securities with short-term characteristics. Fixed rate securities with short-term characteristics may be long-term debt obligations, but are treated in the market as having short maturities because of the expectation that they will be called or redeemed within a short period of time. A fixed rate security with short-term characteristics would include a fixed income security priced close to the price at which it may be called by the issuer for redemption or a fixed income security approaching maturity. Fixed rate securities with short-term characteristics are usually not subject to the same price volatility as fixed rate securities without such characteristics. The Fund may invest in floating rate debt obligations, including increasing rate securities. The interest rate paid on these securities is then reset periodically (commonly every 90 days) by or based on a specified interest rate index. Commonly utilized indices include the three-month Treasury bill rate, the 180-day Treasury bill rate, the one-month or three-month London Interbank Offered Rate (LIBOR), the prime rate of a bank, the commercial paper rates, or the longer-term rates on U.S. Treasury securities. Fixed rate securities tend to exhibit more price volatility during times of rising or falling interest rates than securities with floating rates of interest. This is because the rate of interest paid by floating rate securities is subject to periodic adjustments based on a designated interest rate index. The debt securities in which the Fund may invest may be rated, at the time of purchase, as low as D by S&P, Fitch or Duff & Phelps or as low as C by Moody's, or, if unrated, are of comparable quality as determined by the adviser . Such debt securities are commonly known as "junk bonds."

      Risk Factors Relating To Investing In High Yield Securities. The debt securities in which the Fund invests may not be in the four highest rating categories of a nationally recognized statistical rating organization (AAA, AA, A, or BBB by S&P, Fitch or Duff & Phelps, and Aaa, Aa, A, or Baa by Moody's), but are in the lower rating categories or are unrated, but are of comparable quality and have speculative characteristics or are speculative. These securities are typically subject to greater market fluctuations and greater risk of loss of income and principal due to an issuer's default. To a greater extent than investment grade bonds, lower-rated bonds tend to reflect short-term corporate, economic, and market developments, as well as investor perceptions of the issuer's credit quality. In addition, lower-rated bonds may be more difficult to dispose of or to value than higher-rated, lower-yielding bonds.

      The Fund's adviser attempt to reduce the risks described above through diversification of the portfolio and by credit analysis of each issuer as well as by monitoring broad economic trends and corporate and legislative developments.

The Fund may invest in the High-Yield Bond Portfolio, a portfolio of Federated Core Trust, as an efficient means of investing in high-yield debt obligations. Federated Core Trust is a registered investment company advised by Federated Research Corp., an affiliate of the Fund's adviser. The High-Yield Bond Portfolio's investment objective is to seek high current income and its primary investment policy is to invest in lower-rated, high-yield debt securities. The High-Yield Bond Portfolio currently is not charged an advisory fee and is sold without any sales charge. The High-Yield Bond Portfolio may incur expenses for administrative and accounting services. The Fund's adviser anticipates that the High-Yield Bond Portfolio will provide the Fund broad diversity and exposure to all aspects of the high-yield bond sector of the market while at the same time providing greater liquidity than if high-yield debt obligations were purchased separately for the Fund. The Fund will be deemed to own a pro rata portion of each investment of the High-Yield Bond Portfolio.

Asset-Backed Securities
The Fund may invest in asset-backed securities. Asset-backed securities are interests in pools of debt securities, commercial or consumer loans, or other receivables. Payments on the securities depend predominantly upon collections of the loans and receivables held by the issuer. The value of these securities depends on many factors, including changing interest rates, the availability of information concerning the pool and its structure, the credit quality of the underlying assets, the market's perception of the servicer of the pool, and any credit enhancement provided. In addition, these securities may be subject to prepayment risk. Mortgage-Backed Securities The Fund may invest in mortgage-backed securities. Mortgage-backed securities include interests in pools of commercial or residential mortgages, and may include instruments with complex cash flows and structures. Mortgage-backed securities are issued by obligations of U.S. agencies or instrumentalities or private entities and are subject to prepayment risk. Prepayment risk is attributable to an underlying mortgage holder's ability to prepay and refinance the underlying mortgage which may expose the Fund to a lower rate of return upon reinvestment and the loss of any premiums paid on the security. Also, changes in interest rates may significantly impact the value of mortgage-backed securities. The Fund may invest in the following mortgage-backed securities:

      Mortgage Pass-Through Securities represent an undivided interest in a pool of residential mortgages. These mortgage-backed securities have yield and maturity characteristics corresponding to the underlying mortgages, which may be fixed rate or adjustable rate. Distributions to holders of mortgage-backed securities include a pro rata distribution of both interest and principal payments by homeowners.
            Adjustable Rate Mortgage Securities ("ARMS") are created from pools of mortgages with adjustable rather than fixed interest rates. The interest rates are adjusted at set intervals based upon a specified published interest rate "index." ARMS are a less effective means of locking in long-term rates than fixed rate mortgages since the income from ARMS will increase during periods of rising interest rates and decline during periods of falling rates. The market value of adjustable rate mortgage-backed securities may be impacted by the frequency that the interest rates of the underlying mortgages reset and changes to the index upon which the interest rates are based. Also, the underlying mortgages relating to ARMS will frequently have caps and floors that limit the maximum amount by which the loan rate to the residential borrower may change up or down.
      Collateralized Mortgage Obligations ("CMOs") are a type of mortgage-backed security issued as multiple class bonds and collateralized by pools of real estate mortgages. CMO structures vary in complexity; some CMOs offer fifty or more classes. Each class of a CMO has a unique structure in which the payment of interest and principal takes place. Sequential CMO structures pay interest to many classes but prevent payment of principal to a lower class until each prior class is completely paid off. Other structures provide preference to certain classes over others in payment of interest and principal. Classes within CMOs may be more or less volatile than conventional pass-through mortgage securities on a similar pool of mortgages. CMOs may be issued or guaranteed as to payment of principal and interest by corporate entities or the U.S. government or its agencies or instrumentalities. CMOs that are issued and guaranteed by private entities are subject to a greater risk of default. A Real Estate Mortgage Investment Conduit ("REMIC") is a CMO that qualifies and elects treatment as such under provisions of the Internal Revenue Code that provide for favorable federal tax treatment.
U.S. Government Securities

The Fund may invest in U.S. government securities. U.S. government securities generally include direct obligations of the U.S. Treasury (such as U.S. Treasury bills, notes, and bonds) and obligations issued or guaranteed by U.S. government agencies or instrumentalities. These securities are backed by:

          the full faith and credit of the U.S. Treasury;

          the issuer's right to borrow from the U.S. Treasury;

          the discretionary authority of the U.S. government to purchase certain obligations of agencies or instrumentalities; or

          the credit of the agency or instrumentality issuing the obligations.

Bank Instruments

The Fund may invest in bank instruments. Bank instruments are securities that represent a variety of different obligations of financial institutions. Examples include the following:

          certificates  of  deposit   (represent  a  financial   institution's
         obligation  to  repay  deposited  funds  plus  interest  for a stated
         term),

          time deposits (non-negotiable deposits with a financial institution that earn a specified interest rate over a given period),

          Eurodollar and Canadian certificates of deposit and time deposits (dollar-denominated certificates of deposit and time deposits issued outside the U.S. by foreign branches of U.S. financial institutions and foreign financial institution),

          Yankee     certificates     of    deposit    and    time    deposits
         (dollar-denominated certificates of deposit and time deposits issued in the U.S. by foreign banks), and bankers' acceptances (negotiable obligations of a financial institution to pay a draft that a customer and draws are usually backed by goods in international trade).

The Fund only invests in Bank Instruments either issued by a financial institution having capital, surplus and undivided profits over $100 million, or insured by a fund administered by the Federal Deposit Insurance Corporation. The Fund will treat securities credit enhanced with a bank's letter of credit as Bank Instruments. Eurodollar and Yankee obligations are subject to foreign market risks including potentially adverse political and economic developments, foreign embargoes preventing funds from flowing across borders, the extent and quality of government regulation of financial markets and institutions, foreign withholding tax, and expropriation or nationalization of foreign issuers.

Foreign Bonds

Foreign bonds are debt securities of countries other than the United States. The Fund's portfolio of foreign bonds will be comprised of foreign government, foreign governmental agency, supranational institutional bonds, or debt securities issued by established corporations located in countries other than the United States and subject to the Fund's credit limitations for foreign bonds.

Foreign Currency Transactions

The Fund will enter into foreign currency transactions to obtain the necessary currencies to settle securities transactions. Currency transactions may be conducted either on a spot or cash basis at prevailing rates or through forward foreign currency exchange contracts.

The Fund may also enter into foreign currency transactions to protect Fund assets against adverse changes in foreign currency exchange rates or exchange control regulations. Such changes could unfavorably affect the value of Fund assets which are denominated in foreign currencies, such as foreign securities or funds deposited in foreign banks, as measured in U.S. dollars. Although foreign currency transactions may be used by the Fund to protect against a decline in the value of one or more currencies, such efforts may also limit any potential gain that might result from a relative increase in the value of such currencies and might, in certain cases, result in losses to the Fund. Further, the Fund may be affected either unfavorably or favorably by fluctuations in the relative rates of exchange between the currencies of different nations. Cross-hedging transactions by the Fund involve the risk of imperfect correlation between changes in the values of the currencies to which such transactions relate and changes in the value of the currency or other asset or liability that is the subject of the hedge.

Forward Foreign Currency Exchange Contracts.A forward foreign currency exchange contract ("forward contract") is an obligation to purchase or sell an amount of a particular currency at a specific price and on a future date agreed upon by the parties.

Generally, no commission charges or deposits are involved. At the time the Fund enters into a forward contract, Fund assets with a value equal to the Fund's obligation under the forward contract are segregated on the Fund's records and are maintained until the contract has been settled. The Fund will generally enter into a forward contract to provide the proper currency to settle a securities transaction at the time the transaction occurs ("trade date"). The period between the trade date and settlement date will vary between twenty-four hours and sixty days, depending upon local custom.

The Fund may also protect against the decline of a particular foreign currency by entering into a forward contract to sell an amount of that currency approximating the value of all or a portion of the Fund's assets denominated in that currency ("hedging"). The success of this type of short-term hedging strategy is highly uncertain due to the difficulties of predicting short-term currency market movements and of precisely matching forward contract amounts and the constantly changing value of the securities involved. Although the adviser will consider the likelihood of changes in currency values when making investment decisions, the adviser believe that it is important to be able to enter into forward contracts when it believes the interests of the Fund will be served. The Fund will not enter into forward contracts for hedging purposes in a particular currency in an amount in excess of the Fund's assets denominated in that currency at the time the contract was initiated, but as consistent with its other investment policies and as not otherwise limited in its ability to use this strategy.

Special Risk Considerations

Mortgage-Backed And Asset-Backed Securities Risks. Mortgage-backed and asset-backed securities generally pay back principal and interest over the life of the security. At the time the Fund reinvests the payments and any unscheduled prepayments of principal received, the Fund may receive a rate of interest which is actually lower than the rate of interest paid on these securities ("prepayment risks"). Mortgage-backed and asset-backed securities are subject to higher prepayment risks than most other types of debt instruments with prepayment risks because the underlying mortgage loans or the collateral supporting asset-backed securities may be prepaid without penalty or premium. Prepayment risks on mortgage-backed securities tend to increase during periods of declining mortgage interest rates because many borrowers refinance their mortgages to take advantage of the more favorable rates. Prepayments on mortgage-backed securities are also affected by other factors, such as the frequency with which people sell their homes or elect to make unscheduled payments on their mortgages. Although asset-backed securities generally are less likely to experience substantial prepayments than are mortgage-backed securities, certain factors that affect the rate of prepayments on mortgage-backed securities also affect the rate of prepayments on asset-backed securities. While mortgage-backed securities generally entail less risk of a decline during periods of rising interest rates, mortgage-backed securities may also have less potential for capital appreciation than other similar investments (e.g., investments with comparable maturities) because as interest rates decline, the likelihood increases that mortgages will be prepaid. Furthermore, if mortgage-backed securities are purchased at a premium, mortgage foreclosures and unscheduled principal payments may result in some loss of a holder's principal investment to the extent of the premium paid. Conversely, if mortgage-backed securities are purchased at a discount, both a scheduled payment of principal and an unscheduled prepayment of principal would increase current and total returns and would accelerate the recognition of income, which would be taxed as ordinary income when distributed to shareholders. Asset-backed securities may present certain risks that are not presented by mortgage-backed securities. Some of these securities do not have the benefit of the same security interest in the related collateral. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of asset-backed securities backed by motor vehicle installment purchase obligations permit the servicer of such receivables to retain possession of the underlying obligations. If the servicer sells these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related asset-backed securities. Further, if a vehicle is registered in one state and is then re-registered because the owner and obligor moves to another state, such re-registration could defeat the original security interest in the vehicle in certain cases. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of asset-backed securities backed by automobile receivables may not have a proper security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. Foreign Securities Risks. Investing in non-U.S. securities carries substantial risks in addition to those associated with domestic investments.

The Fund may take advantage of the unusual opportunities for higher returns available from investing in developing countries. These investments carry considerably more volatility and risk because they generally are associated with less mature economies and less stable political systems.

The economies of foreign countries may differ from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, currency depreciation, capital reinvestment, resource self-sufficiency, and balance of payments position. Further, the economies of developing countries generally are heavily dependent on international trade and, accordingly, have been, and may continue to be, adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values, and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been, and may continue to be, adversely affected by economic conditions in the countries with which they trade.

Prior governmental approval for foreign investments may be required under certain circumstances in some countries, and the extent of foreign investment in certain debt securities and domestic companies may be subject to limitation. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violation of foreign investment limitations.

Repatriation of investment income, capital, and the proceeds of sales by foreign investors may require governmental registration and/or approval in some countries. The Fund could be adversely affected by delays in, or a refusal to grant, any required governmental registration or approval for such repatriation. Any investment subject to such repatriation controls will be considered illiquid if it appears reasonably likely that this process will take more than seven days.

With respect to any foreign country, there is the possibility of nationalization, expropriation or confiscatory taxation, political changes, governmental regulation, social instability or diplomatic developments (including war) which could affect adversely the economies of such countries or the value of the Fund's investments in those countries. In addition, it may be difficult to obtain and enforce a judgment in a court outside of the United States.

Brokerage commissions, custodial services, and other costs relating to investment may be more expensive than in the United States. Foreign markets may have different clearance and settlement procedures such as requiring payment for securities before delivery. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. The inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security due to settlement problems could result either in losses to the Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser.

Currency Risks. Because some of the securities purchased by the Fund may be denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates may affect the Fund's net asset value; the value of interest earned; gains and losses realized on the sale of securities; and net investment income and capital gain, if any, to be distributed to shareholders by the Fund. If the value of a foreign currency rises against the U.S. dollar, the value of Fund assets denominated in the currency will increase; correspondingly, if the value of a foreign currency declines against the U.S. dollar, the value of Fund assets denominated in that currency will decrease. Under the United States Internal Revenue Code, as amended (the "Code"), the Fund is required to separately account for the foreign currency component of gains or losses, which will usually be viewed under the Code as items of ordinary and distributable income or loss, thus affecting the Fund's distributable income.

The exchange rates between the U.S. dollar and foreign currencies are a function of such factors as supply and demand in the currency exchange markets, international balances of payments, governmental intervention, speculation and other economic and political conditions. Although the Fund values its assets daily in U.S. dollars, the Fund will not convert its holdings of foreign currencies to U.S. dollars daily. When the Fund converts its holdings to another currency, it may incur conversion costs. Foreign exchange dealers may realize a profit on the difference between the price at which they buy and sell currencies.

Foreign Companies Risks. Other differences between investing in foreign and U.S. companies include:

o     less publicly available information about foreign issuers;

o     credit risks associated with certain foreign governments;

o     the  lack of  uniform  accounting,  auditing,  and  financial  reporting
standards and practices or ...regulatory   requirements  comparable  to  those
applicable to U.S. companies;

o     less readily available market quotations on foreign issues;

o differences in government regulation and supervision of foreign stock exchanges, brokers, listed ...companies, and banks;

o differences in legal systems which may affect the ability to enforce contractual obligations or ...obtain court judgments;

o the limited size of many foreign securities markets and limited trading volume in issuers ......compared to the volume of trading in U.S. securities could cause prices to be erratic for reasons apart from factors that affect the quality of securities;

o the likelihood that securities of foreign issuers may be less liquid or more volatile;

o     foreign brokerage commissions may be higher;

o     unreliable mail service between countries;

o political or financial changes which adversely affect investments in some countries;

o     increased risk of delayed settlements of portfolio  transactions or loss of certificates for portfolio ......securities;

o     certain markets may require payment for securities before delivery;

o     religious and ethnic instability; and

o certain national policies which may restrict the Fund's investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests.

U.S. Government Policies Risks. In the past, U.S. government policies have discouraged or restricted certain investments abroad by investors such as the Fund. Investors are advised that when such policies are instituted, the Fund will abide by them.

Warrants

The Fund may invest in warrants. Warrants are options to purchase debt securities at a specific price (usually at a premium above the market value of the optioned debt securities at issuance) valid for a specific period of time. Warrants may have a life ranging from less than a year to twenty years or may be perpetual. However, most warrants have expiration dates after which they are worthless. In addition, if the market price of the debt securities does not exceed the warrant's exercise price during the life of the warrant, the warrant will expire as worthless. Warrants have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the market price of the warrant may tend to be greater than the percentage increase or decrease in the market price of the optioned debt securities.

Swaps
As one way of managing its exposure to different types of investments, the Fund may enter into interest rate swaps, currency swaps, and other types of swap agreements such as caps, collars, and floors. Depending on how they are used, swap agreements may increase or decrease the overall volatility of the Fund's investments, its share price and yield. Swap agreements are sophisticated hedging instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. As a result, swaps can be highly volatile and may have a considerable impact on the Fund's performance. Swap agreements are subject to risks related to the counterparty's ability to perform, and may decline in value if the counterparty's creditworthiness deteriorates. The Fund may also suffer losses if it is unable to terminate outstanding swap agreements to reduce its exposure through offsetting transactions. When the Fund enters into a swap agreement, assets of the Fund equal to the value of the swap agreement will be segregated by the Fund. Options

The Fund may deal in options on foreign currencies, securities, and securities indices, and on futures contracts involving these items, which options may be listed for trading on an international securities exchange or traded over-the-counter. The Fund may use options to manage interest rate and currency risks. The Fund may also write covered call options and secured put options to seek to generate income or lock in gains.

A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying currency, security or other asset at the exercise price during the option period. A put option gives the purchaser the right to sell, and the writer the obligation to buy, the underlying currency, security or other asset at the exercise price during the option period. The writer of a covered call owns assets that are acceptable for escrow, and the writer of a secured put invests an amount not less than the exercise price in eligible assets to the extent that it is obligated as a writer. If a call written by the Fund is exercised, the Fund foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received. In writing puts, there is the risk that the Fund may be required to take delivery of the underlying asset at a disadvantageous price.

Over-the-Counter options ("OTC options") differ from exchange traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and there is a risk of nonperformance by the dealer as a result of the insolvency of such dealer or otherwise, in which event the Fund may experience material losses. However, in writing options, the premium is paid in advance by the dealer. OTC options, which may not be continuously liquid, are available for a greater variety of assets, and with a wider range of expiration dates and exercise prices, than are exchange traded options.

It is not certain that a secondary market for positions in options, or futures contracts (see below), will exist at all times. Although the adviser will consider liquidity before entering into these transactions, there is no assurance that a liquid secondary market on an exchange or otherwise will exist for any particular futures contract or option at any particular time. The Fund's ability to establish and close out futures and options positions depends on this secondary market.

Financial Futures And Options On Futures
The Fund may purchase and sell financial futures contracts to hedge all or a portion of its portfolio against changes in interest rates. Financial futures contracts call for the delivery of particular debt instruments at a certain time in the future. The seller of the contract agrees to make delivery of the type of instrument called for in the contract and the buyer agrees to take delivery of the instrument at the specified future time. The Fund may also write call options and purchase put options on financial futures contracts as a hedge to attempt to protect securities in its portfolio against decreases in value. When the Fund writes a call option on a futures contract, it is undertaking the obligation of selling a futures contract at a fixed price at any time during a specified period if the option is exercised. Conversely, as purchaser of a put option on a futures contract, the Fund is entitled (but not obligated) to sell a futures contract at the fixed price during the life of the option. The Fund may not purchase or sell futures contracts or related options if immediately thereafter the sum of the amount of margin deposits on the Fund's existing futures positions and premiums paid for related options would exceed 5% of the market value of the Fund's total assets. When the Fund purchases a futures contract, an amount of readily marketable securities, equal to the underlying commodity value of the futures contract (less any related margin deposits), will be deposited in a segregated account with the Fund's custodian (or the broker, if legally permitted) to collateralize the position and thereby insure that the use of such futures contract is unleveraged.
      Risks. When the Fund uses financial futures and options on financial futures as hedging devices, there is a risk that the prices of the securities subject to the futures contracts may not correlate perfectly with the prices of the securities in the Fund's portfolio. This may cause the futures contract and any related options to react differently than the portfolio securities to market changes. In addition, the Fund's investment adviser could be incorrect in its expectations about the direction or extent of market factors such as interest rate movements. In these events, the Fund may lose money on the futures contract or option. It is not certain that a secondary market for positions in futures contracts or for options will exist at all times. Although the investment adviser will consider liquidity before entering into options transactions, there is no assurance that a liquid secondary market on an exchange or otherwise will exist for any particular futures contract or option at any particular time. The Fund's ability to establish and close out futures and options positions depends on this secondary market.
Derivative Contracts And Securities
The term "derivative" has traditionally been applied to certain contracts (including, futures, forward, option and swap contracts) that "derive" their value from changes in the value of an underlying security, currency, commodity or index. Certain types of securities that incorporate the performance characteristics of these contracts are also referred to as "derivatives." Some securities, such as stock rights, warrants and convertible securities, although not typically referred to as derivatives, contain options that may affect their value and performance. Derivative contracts and securities can be used to reduce or increase the volatility of an investment portfolio's total performance. While the response of certain derivative contracts and securities to market changes may differ from traditional investments, such as stocks and bonds, derivatives do not necessarily present greater market risks than traditional investments. The Fund will only use derivative contracts for the purposes disclosed in the applicable prospectus sections above. To the extent that the Fund invests in securities that could be characterized as derivatives, it will only do so in a manner consistent with its investment objective, policies and limitations. Temporary Investments

For temporary defensive purposes, when the adviser determines that market conditions warrant (up to 100% of total assets) and to maintain liquidity, the Fund may invest in U.S. and foreign debt instruments as well as cash or cash equivalents, including, but not limited to foreign and domestic money market instruments, short-term government and corporate obligations, and repurchase agreements.

Forward Commitments

Forward commitments are contracts to purchase securities for a fixed price at a date beyond customary settlement time. The Fund may enter into these contracts if liquid securities in amounts sufficient to meet the purchase price are segregated on the Fund's records at the trade date and maintained until the transaction has been settled. Risk is involved if the value of the security declines before settlement. Although the Fund enters into forward commitments with the intention of acquiring the security, it may dispose of the commitment prior to settlement and realize short-term profit or loss.



Leverage And Borrowing
The Fund is authorized to borrow money from banks or otherwise in an amount up to 33 1/3% of the Fund's total assets (including the amount borrowed), less all liabilities and indebtedness other than the bank or other borrowing. This limitation may not be changed without the approval of shareholders. The Fund is also authorized to borrow an additional 5% of its total assets without regard to the foregoing limitation for temporary purposes such as clearance of portfolio transactions and share repurchases. The Fund will only borrow when there is an expectation that it will benefit the Fund after taking into account considerations such as interest income and possible gains or losses upon liquidation. The Fund also may borrow in order to effect share purchases and tender offers. Borrowing by the Fund creates an opportunity for increased net income but, at the same time, creates special risk considerations. For example, leveraging may exaggerate changes in the net asset value of the Fund shares and in the yield on the Fund's portfolio. Although the principal of such borrowings will be fixed, the Fund's assets may change in value during the time the borrowing is outstanding. Borrowing will create interest expenses for the Fund which can exceed the income from the assets retained. To the extent the income derived from securities purchased with borrowed funds exceeds the interest the Fund will have to pay, the Fund's net income will be greater than if borrowing were not used. Conversely, if the income from the assets retained with borrowed funds is not sufficient to cover the cost of borrowing, the net income of the Fund will be less than if borrowing were not used, and therefore the amount available for distribution to shareholders as dividends will be reduced. The Fund may also borrow for emergency purposes, for the payment of dividends for share repurchases or for the clearance of transactions. The Fund may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, the Fund transfers possession of a portfolio instrument in return for a percentage of the instrument's market value in cash and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but does not ensure this result. When effecting reverse repurchase agreements, liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are: segregated on the Trust's records at the trade date; marked to market daily; and maintained until the transaction is settled. The Fund may enter into "dollar rolls" in which the Fund sells securities for delivery in the current month and simultaneously contracts to purchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Fund foregoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sales price and the lower forward price for the future purchase (often referred to as the "drop") as well as by the interest earned on the cash proceeds of the initial sale. A "covered dollar roll" is a specific type of dollar roll for which there is an offsetting cash position or a cash equivalent security position which matures on or before the forward settlement date of the dollar roll transaction. To the extent that dollar rolls are not covered rolls, they will be included in the 33 1/3% borrowing limit. The Fund expects that some of its borrowings may be made on a secured basis. In such situations, either the custodian will segregate the pledged assets for the benefit of the lender or arrangements will be made with
(i) the lender to act as a subcustodian if the lender is a bank or otherwise qualifies as a custodian of investment company assets or (ii) a suitable subcustodian. Because few or none of its assets will consist of margin securities, the Fund does not expect to borrow on margin. Repurchase Agreements Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell U.S. government securities or other securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. Restricted And Illiquid Securities The Fund intends to invest in restricted securities. Restricted securities are any securities in which the Fund may otherwise invest pursuant to its investment objective and policies, but which are subject to restriction on resale under federal securities law. The Fund will limit investments in illiquid securities, including certain restricted securities not determined by the Directors to be liquid, interest rate swaps, non-negotiable time deposits, and repurchase agreements providing for settlement in more than seven days after notice, to 15% of the value of its net assets. Investing In Securities Of Other Investment Companies In pursuing its investment objective, the Fund may, from time to time, invest its assets in securities of other investment companies. Since investment companies incur certain expenses such as management fees, any investment by the Fund in shares of other investment companies may be subject to some duplicate expenses.

Lending Of Portfolio Securities
In order to generate additional income, the Fund may lend portfolio securities on a short-term or long-term basis, to broker/dealers, banks, or other institutional borrowers of securities. The Fund will only enter into loan arrangements with broker/dealers, banks, or other institutions which the investment adviser has determined are creditworthy and will receive collateral in the form of cash or U.S. government securities equal to at least 100% of the value of the securities loaned. When-Issued And Delayed Delivery Transactions The Fund may purchase U.S. government securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. The Fund may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments. Portfolio Turnover The Fund does not attempt to set or meet any specific portfolio rate, since turnover is incidental to transactions undertaken in an attempt to achieve the Fund's investment objective. High turnover rates may result in higher brokerage commissions and capital gains. See "Tax Information" in this prospectus. Investment Limitations

The following limitation may be changed by the Directors without shareholder approval. Shareholders will be notified before any material change in this limitation becomes effective. The Fund will not invest more than 15% of the value of its net assets in securities which are illiquid, including repurchase agreements providing for settlement in more than seven days after notice. Hub And Spoke(R) Option

If the Directors determine it to be in the best interest of the Fund and its shareholders, the Fund may in the future seek to achieve its investment objective by investing all of its assets in another investment company having the same investment objective and substantially the same investment policies and restrictions as those applicable to the Fund. It is expected that any such investment company would be managed in substantially the same manner as the Fund. The initial shareholder of the Fund (which is an affiliate of Federated Securities Corp.) voted to vest authority to use this investment structure in the sole discretion of the Directors. No further approval of shareholders is required. Shareholders will receive at least 30 days prior notice of any such investment. In making its determination, the Directors will consider, among other things, the benefits to shareholders and/or the opportunity to reduce costs and achieve operational efficiencies. Although it is expected that the Directors will not approve an arrangement that is likely to result in higher costs, no assurance is given that costs will remain the same or be materially reduced if this investment structure is implemented. Net Asset Value

The Fund's net asset value per Share fluctuates. The net asset value for Shares is determined by dividing the sum of the market value of all securities and all other assets, less liabilities, by the number of Shares outstanding.
Investing In Institutional Service Shares

Share Purchases
Shares are sold at their net asset value, without a sales charge, next determined after an order is received on days on which the New York Stock Exchange is open for business. Shares may be purchased either by wire or mail. To purchase shares of the Fund, open an account by calling Federated Securities Corp. Information needed to establish the account will be taken over the
telephone. The Fund reserves the right to reject any purchase request.     By
Wire. To purchase Shares of the Fund by Federal Reserve wire, call the Fund before 4:00 p.m. (Eastern time) to place an order. The order is considered received immediately. Payment by federal funds must be received before 3:00 p.m. (Eastern time) on the next business day following the order. Federal funds should be wired as follows: Federated Shareholder Services Company, c/o State Street Bank and Trust Company, Boston, Massachusetts; Attention: EDGEWIRE; For Credit to: Federated Ultrashort Bond Fund--Institutional Service Shares; Fund Number (this number can be found on the account statement or by contacting the
Fund); Group Number or Order Number; Nominee or Institution Name; ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted. Questions on wire purchases should be directed to your shareholder services representative at the telephone number listed on your account statement. By Mail. To purchase Shares of the Fund by mail, send a check made payable to Federated Ultrashort Bond Fund--Institutional Service Shares to:
Federated Shareholder Services Company, P.O. Box 8600, Boston, Massachusetts 02266-8600. Orders by mail are considered received when payment by check is converted by State Street Bank & Trust Company ("State Street Bank") into federal funds. This is normally the next business day after State Street Bank
receives the check.      Minimum Investment Required The minimum initial
investment in the Fund is $25,000 plus any non-affiliated bank or broker's fee. However, an account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment will be calculated by combining all accounts it maintains with the Fund. Accounts established through a non-affiliated bank or broker may be subject to a smaller minimum investment. What Shares Cost Shares are sold at their net asset value next determined after an order is received. There is no sales charge imposed by the Fund. Investors who purchase Shares through a financial intermediary may be charged a service fee by that financial intermediary. The net asset value is determined as of the close of trading (normally 4:00 p.m., Eastern time), on the New York Stock Exchange, Monday through Friday, except on: (i) days on which there are not sufficient changes in the value of the Fund's portfolio securities that its net asset value might be materially affected; (ii) days during which no Shares are tendered for redemption and no orders to purchase Shares are received; or (iii) the following holidays: New Year's Day, Martin Luther King, Jr., Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. Certificates And Confirmations Shareholders will receive detailed confirmations of transactions. In addition, shareholders will receive periodic statements reporting all account activity, including dividends paid. The Fund will not issue share certificates.

Dividends And Distributions
Dividends are declared daily and paid monthly. Distributions of any net realized long-term capital gains will be made at least once every twelve months. Dividends and distributions are automatically reinvested in additional Shares on payment dates at net asset value, unless cash payments are requested by shareholders on the application or by writing to Federated Securities Corp. Dividends are declared just prior to determining net asset value. If an order for Shares is placed on the preceding business day, Shares purchased by wire begin earning dividends on the business day wire payment is received by State Street Bank. If the order for Shares and payment by wire are received on the same day, shares begin earning dividends on the next business day. Shares purchased by check begin earning dividends on the business day after the check is converted, upon instruction of the transfer agent, into federal funds. Shares earn dividends through the business day that proper redemption instructions are received by State Street Bank. Share Redemptions The Fund redeems Shares at their net asset value next determined after the Fund receives the redemption request. Investors who redeem Shares through a financial intermediary may be charged a service fee by that financial intermediary. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests must be received in proper form and can be made by telephone request or by written request. By Telephone. Shareholders may redeem their Shares by telephoning the Fund before 4:00 p.m. (Eastern time). The proceeds will normally be wired the following business day, but in no event more than seven days, to the shareholder's account at a domestic commercial bank that is a member of the Federal Reserve System. Proceeds from redemption requests received on holidays when wire transfers are restricted will be wired the following business day. Questions about telephone redemptions on days when wire transfers are restricted should be directed to your shareholder services representative at the telephone number listed on your account statement. If at any time the Fund shall determine it necessary to terminate or modify this method of redemption, shareholders will be promptly notified. An authorization form permitting the Fund to accept telephone requests must first be completed. Authorization forms and information on this service are available from Federated Securities Corp. Telephone redemption instructions may be recorded. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions. In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If such a case should occur, another method of redemption, such as "Written Requests," should be considered. By Mail. Shares may be redeemed in any amount by mailing a written request to: Federated Shareholder Services Company, P.O. Box 8600, Boston, Massachusetts 02266-8600. If share certificates have been issued, they should be sent unendorsed with the written request by registered or certified mail to the address noted above. The written request should state: the Fund name and the class designation; the account name as registered with the Fund; the account number; and the number of Shares to be redeemed or the dollar amount requested. All owners of the account must sign the request exactly as the Shares are registered. Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after the receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption request is processed. Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund, or a redemption payable other than to the shareholder of record must have their signatures guaranteed by a commercial or savings bank, trust company or savings association whose deposits are insured by an organization which is administered by the Federal Deposit Insurance Corporation; a member firm of a domestic stock exchange; or any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934. The Fund does not accept signatures guaranteed by a notary public. Accounts With Low Balances Due to the high cost of maintaining accounts with low balances, the Fund may redeem Shares in any account, and pay the proceeds to the shareholder, if the account balance falls below a required minimum value of $25,000 due to shareholder redemptions. This requirement does not apply, however, if the balance falls below $25,000 because of changes in the Fund's net asset value. Before Shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement. Fund Information

Management Of The Fund
Board of Directors. The Fund is managed by a Board of Directors. The Directors are responsible for managing the Corporation's business affairs and for exercising all the Corporation's powers except those reserved for the shareholders. The Executive Committee of the Board of Directors handles the Directors' responsibilities between meetings of the Directors. Investment Adviser. Investment decisions for the Fund are made by Federated Management, the Fund's investment adviser, subject to direction by the Directors. The adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from the Fund.

      Advisory Fees. The Fund's adviser receives an annual investment advisory fee equal to .60% of the Fund's average daily net assets. Under the investment advisory contract, which provides for voluntary waivers of expenses by the adviser, the adviser may voluntarily waive some or all of its fee. The adviser can terminate this voluntary waiver of some or all of its advisory fee at any time at its sole discretion.

      Adviser's Background. Federated Management, a Delaware business trust organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors, Inc. All of the Class A (voting) shares of Federated Investors, Inc. are owned by a trust, the trustees of which are John F. Donahue, Chairman and Director of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Director of Federated Investors, Inc.

      Federated Management and other subsidiaries of Federated Investors, Inc. serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $120 billion invested across over 300 funds under management and/or administration by its subsidiaries, as of December 31, 1997, Federated Investors, Inc. is one of the largest mutual fund investment managers in the United States. With more than 2,000 employees, Federated continues to be led by the management who founded the company in 1955. Federated Funds are presently at work in and through 4,000 financial institutions nationwide.

      Both the Corporation and the adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interests. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Directors and could result in severe penalties.

      Randall S. Bauer has been the Fund's portfolio manager since November 1998, and is the overall manager of the Fund. Mr. Bauer joined Federated Investors, Inc. or its predecessor in 1989 and has been a Vice President of the Fund's investment adviser since 1994. Mr. Bauer was an Assistant Vice President of the Fund's investment adviser from 1989 to 1993. Mr. Bauer is a Chartered Financial Analyst and received his M.B.A. in Finance from Pennsylvania State University.
      Robert E. Cauley has been the Fund's portfolio manager since November 1998, and manages the mortgage-backed securities asset category for the Fund. Mr. Cauley joined Federated Investors, Inc. or its predecessor in 1996 as an Assistant Vice President of the Fund's adviser. Mr. Cauley served as an Associate in the Asset-Backed Securities Group at Lehman Brothers Holding, Inc. from 1994 to 1996. From 1992 to 1994,
      Mr. Cauley served as a Senior Associate/Corporate Finance at Barclays Bank, PLC. Mr. Cauley earned his M.S.I.A., concentrating in Finance and Economics, from Carnegie Mellon University.
      Paige  Wilhelm  has been the Fund's  portfolio  manager  since  November
      1998, and manages the money market instruments category for the Fund. Ms. Wilhelm joined Federated Investors, Inc. or its predecessor in 1985 and has been a Vice President of the Fund's investment adviser since January 1997. She served as an Assistant Vice President of the Fund's investment adviser from July 1994 to December 1996 and as an Investment Analyst from July 1991 through June 1994. Ms. Wilhelm earned her M.B.A. from Duquesne University.

Distribution Of Institutional Service Shares


Federated Securities Corp. is the principal distributor for Institutional Service Shares. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors, Inc.

Distribution Plan and Shareholder Services
Under a distribution plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940 (the "Plan"), the distributor may be paid a fee by the Fund in an amount computed at an annual rate of 0.25% of the average daily net asset value of Institutional Service Shares of the Fund. The distributor may select financial institutions such as banks, fiduciaries, custodians for public funds, investment advisers, and broker/dealers to provide sales services or distribution-related support services as agents for their clients or customers. The Plan is a compensation-type plan. As such, the Fund makes no payments to the distributor except as described above. Therefore, the Fund does not pay for unreimbursed expenses of the distributor, including amounts expended by the distributor in excess of amounts received by it from the Fund, interest, carrying or other financing charges in connection with excess amounts expended, or the distributor's overhead expenses. However, the distributor may be able to recover such amounts or may earn a profit from future payments made by the Fund under the Plan. In addition, the Fund has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund may make payments up to 0.25% of the average daily net asset value of Shares to obtain certain personal services for shareholders and to maintain shareholder accounts. From time to time and for such periods as deemed appropriate, the amount stated above may be reduced voluntarily. Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon Shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Fund and Federated Shareholder Services. The Fund has no present intention of paying or accruing 12b-1 fees during the coming fiscal year.

Supplemental Payments To Financial Institutions
In addition to payments made pursuant to the Plan and Shareholder Services Agreement, Federated Securities Corp. and Federated Shareholder Services, from their own assets, may pay financial institutions supplemental fees for the performance of substantial sales services, distribution-related support services, or shareholder services. The support may include sponsoring sales, educational and training seminars for their employees, providing sales literature, and engineering computer software programs that emphasize the attributes of the Fund. Such assistance will be predicated upon the amount of Shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Fund' s investment adviser or its affiliates. Administration Of The Fund

Administrative Services
Federated Services Company, a subsidiary of Federated Investors, Inc., provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at an annual rate which relates to the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors as specified below:
Maximum.............................Average Aggregate
Fee   ..............................Daily Net Assets
0.15% ..............................on the first $250 million
0.125%..............................      on the next $250 million
0.10% ..............................on the next $250 million
0.075%..............................      on assets in excess of $750 million
The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Services Company may choose to voluntarily waive a portion of its fee.
Expenses Of The Fund And Institutional Service Shares

Holders of Institutional Service Shares pay their allocable portion of Corporation and Fund expenses. The Corporation expenses for which holders of Shares pay their allocable portion include, but are not limited to the cost of: organizing the Corporation and continuing its existence; registering the Corporation with federal and state securities authorities; Directors' fees; auditors' fees; meetings of Directors and shareholders and proxy solicitations therefor; legal fees of the Corporation; association membership dues; and such non-recurring and extraordinary items as may arise from time to time. The Fund expenses for which holders of Shares pay their allocable portion include, but are not limited to: registering the portfolio and Shares of the portfolio; investment advisory services; taxes and commissions; custodian fees; insurance premiums; auditors' fees; and such non-recurring and extraordinary items as may arise from time to time. At present, the only expenses which are allocated specifically to Shares as a class are expenses under the Corporation's Distribution Plan and Shareholder Services Agreement. However, the Directors reserve the right to allocate certain other expenses to holders of Shares as they deem appropriate ("Class Expenses"). In any case, Class Expenses would be limited to: transfer agent fees as identified by the transfer agent as attributable to holders of Shares; printing and postage expenses related to preparing and distributing materials such as shareholder reports, prospectuses and proxies to current shareholders; registration fees paid to the Securities and Exchange Commission and to state securities commissions; expenses related to administrative personnel and services as required to support holders of Shares; and Directors' fees incurred as a result of issues relating solely to Shares. Shareholder Information

Voting Rights
Each Share of the Fund is entitled to one vote at all meetings of shareholders. All shares of all portfolios in the Corporation have equal voting rights except that in matters affecting only a particular portfolio or class of shares, only shares of that portfolio or class of shares are entitled to vote. The Fund is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Fund's operation and for the election of Directors under certain circumstances. Directors may be removed by a majority vote of the shareholders at a special meeting. A special meeting of shareholders shall be called by the Directors upon the request of shareholders owning at least 10% of the Corporation's outstanding shares of all series entitled to vote. Tax Information

Federal Income Tax
The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Corporation's other portfolios will not be combined for tax purposes with those realized by the Fund. Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions, including capital gains distributions, received. This applies whether dividends and distributions are received in cash or as additional shares. Distributions representing long-term capital gains, if any, will be taxable to shareholders as long-term capital gains no matter how long the shareholders have held their shares. Information on the tax status of dividends and distributions is provided annually. State And Local Taxes Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws. Performance Information

From time to time, the Fund advertises its total return and yield. Total return represents the change, over a specified period of time, in the value of an investment in the Fund after reinvesting all income and capital gains distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage. The yield of the Fund is calculated by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by the Fund over a thirty-day period by the maximum offering price per share of the Fund on the last day of the period. This number is then annualized using semi-annual compounding. The yield does not necessarily reflect income actually earned by the Fund and, therefore, may not correlate to the dividends or other distributions paid to shareholders. Shares are sold without any sales charge or other similar non-recurring charges. From time to time, advertisements for the Fund's Institutional Service Shares may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's Institutional Service Shares performance to certain indices.

Appendix

Standard and Poor's Long Term Debt Rating Definitions

AAA--Debt rated AAA has the highest rating assigned by Standard & Poor's Ratings Group. Capacity to pay interest and repay principal is extremely strong.

AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB--Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB--Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

B--Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

CCC--Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC--The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC debt rating.

C--The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI--The rating CI is reserved for income bonds on which no interest is being paid.

D--Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's Ratings Group believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Moody's Investors Service, Inc. Long Term Bond Rating Definitions

Aaa--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa--Bonds which are rated Baa are considered as medium grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba--Bonds which are Ba are judged to have speculative elements; their future cannot be considered as well assured. Of ten the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B--Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa--Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca--Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C--Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch IBCA, Inc. Long-Term Debt Rating Definitions

AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA--Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB--Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB--Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B--Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC--Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC--Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C--Bonds are in imminent default in payment of interest or principal.

DDD, DD, and D--Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. DDD represents the highest potential for recovery on these bonds, and D represents the lowest potential for recovery.

Duff & Phelps Credit Rating Co. Long-Term Debt Ratings AAA--Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt. AA+, AA, AA- --High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions. A+, A, A- --Protection factors are average but adequate. However, risk factors are more variable and greater in periods of economic stress. BBB+, BBB, BBB- --Below-average protection factors but still considered sufficient for prudent investment. Considerable variability in risk during economic cycles. CCC --Well below investment grade securities. Considerable uncertainty exists as to timely payment of principal, interest or preferred dividends. Protection factors are narrow and risk can be substantial with unfavorable economic/industry conditions, and/or with unfavorable company developments. D - Defaulted debt obligations. Issuer failed to meet scheduled principal and/or interest payments. Moody's Investors Service, Inc. Commercial Paper Ratings

Prime-1--Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

o     Leading market positions in well established industries.

o     High rates of return on funds employed.

o Conservative capitalization structure with moderate reliance on debt and ample asset protection.

o Broad margins in earning coverage of fixed financial charges and high internal cash generation.

o Well established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2--Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Standard and Poor's Commercial Paper Ratings

A-1--This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

Fitch IBCA, Inc. Commercial Paper Rating Definitions

FITCH-1--(Highest Grade) Commercial paper assigned this rating is regarded as having the strongest degree of assurance for timely payment.

FITCH-2--(Very Good Grade) Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issues.

Duff & Phelps Credit Rating Co. Commercial Paper Rating Definitions The two highest rating categories of Duff & Phelps for investment grade commercial paper are "D-1" and "D-2." Duff & Phelps employs three designations, "D-1+," "D-1" and "D-1-," within the highest rating category. The following summarizes the two highest rating categories used by Duff & Phelps for commercial paper: "D-1+" - Debt possesses highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations. "D-1" - Debt possesses very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor. "D-1-" - Debt possesses high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small. "D-2" - Debt possesses good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

Addresses


Federated Ultrashort Bond Fund .....            Federated Investors Funds
                  ..................      5800 Corporate Drive
                  ..................      Pittsburgh, Pennsylvania 15237-7000
Distributor
Federated Securities Corp...........            Federated Investors Tower
                  ..................      1001 Liberty Avenue
                  ..................      Pittsburgh, Pennsylvania 15222-3779
Investment Adviser
Federated Management................            Federated Investors Tower
                  ..................      1001 Liberty Avenue
                  ..................      Pittsburgh, Pennsylvania 15222-3779

Custodian
State Street Bank and...............            c/o Federated Services Company
  Trust Company   ..................      P.O. Box 8600
                  ..................      Boston, Massachusetts 02266-8600
Transfer Agent and Dividend Disbursing Agent
Federated Shareholder Services Company          P.O. Box 8600
                  ..................      Boston, Massachusetts 02266-8600
Independent Auditors
Ernst & Young LLP ..................      One Oxford Centre
                  ..................      Pittsburgh, Pennsylvania 15219

FEDERATED ULTRASHORT BOND FUND
(Formerly, Federated Limited Duration Government Fund)

INSTITUTIONAL SERVICE SHARES
PROSPECTUS
A Diversified Portfolio of
Federated Total Return Series, Inc.,
an Open-end, Management Investment Company

Prospectus dated November __, 1998

LOGO
G01923-__-SS (11/98)








                         Federated Ultrashort Bond Fund
             (Formerly, Federated Limited Duration Government Fund)

              (A Portfolio of Federated Total Return Series, Inc.)
                          Institutional Service Shares

                      Statement of Additional Information














     This Statement of Additional Information should be read with the prospectus of Federated Ultrashort Bond Fund (the "Fund"), a portfolio of Federated Total Return Series, Inc. (the "Corporation") dated November __, 1998. This Statement is not a prospectus. You may request a copy of a prospectus or a paper copy of this Statement, if you have received it electronically, free of charge by calling 1-800-341-7400.

     Federated Investors Funds
     5800 Corporate Drive
     Pittsburgh, Pennsylvania 15237-7000

                       Statement dated November __, 1998


[GRAPHIC OMITTED]

     Cusip  31428Q___

     G01923-__(11/98)

Table of Contents
--------------------------------------------------------------------------------


                                           I
Table of Contents

TO BE UPDATED WHEN DOCUMENT IS COMPLETE


General Information About the Fund     1

Investment Objective and Policies      1
  Types of Investments                 1
  Adjustable Rate Mortgage Securities ("ARMS")                         1
  Collateralized Mortgage Obligations ("CMOs")                         1
  Real Estate Mortgage Investment Conduits ("REMICs")                  2
  Interest-Only and Principal-Only Investments                         2
  Privately Issued Mortgage-Related Securities                         2
  Resets of Interest                   2
  Caps and Floors                      3
  Futures and Options Transactions     3
  Leveraging                           5
  Leverage Through Borrowing           5
  Medium Term Notes and Deposit Notes  5
  Average Life                         5
  Weighted Average Portfolio Duration  5
  Lending of Portfolio Securities      6
  When-Issued and Delayed Delivery Transactions                        6
  Repurchase Agreements                6
  Reverse Repurchase Agreements        7
  Investing in Securities of Other Investment Companies                7
  Portfolio Turnover                   7

Investment Limitations                 7

Federated Total Return Series, Inc. Management                         8
  Fund Ownership                      12
  Directors' Compensation             13
  Director Liability                  13



Investment Advisory Services          14
  Adviser to the Fund                 14
  Advisory Fees                       14

Brokerage Transactions                14

Other Services                        14
  Fund Administration                 14
  Custodian and Portfolio Accountant  15
  Transfer Agent                      15
  Independent Auditors                15

Purchasing Shares                     15
  Distribution Plan (Institutional Service Shares only) and Shareholder
     Services                                                              15

Determining Net Asset Value           16
  Determining Market Value of Securities16
  Use of Amortized Cost               16

Redeeming Shares                      16
  Redemption in Kind                  16

Tax Status                            17
  The Fund's Tax Status               17
  Shareholders' Tax Status            17

Total Return                          17

Yield                                 17

Performance Comparisons               18
  Economic and Market Information     18

About Federated Investors, Inc.       18
  Mutual Fund Market                  19

Financial Statements

General Information About the Fund


The Fund is a portfolio of Federated Total Return Series, Inc. (the "Corporation"). The Corporation was incorporated under the laws of the State of Maryland on October 11, 1993. On March 21, 1995, the name of the Corporation was changed from "Insight Institutional Series, Inc." to "Federated Total Return Series, Inc." On August 20, 1998, the Board of Directors approved changing the name of the Fund from "Federated Limited Duration Government Fund" to "Federated Ultrashort Bond Fund." The Articles of Incorporation permit the Corporation to offer separate portfolios and classes of shares. Shares of the Fund are offered in one class, known as Institutional Service Shares (referred to as "Shares"). This Statement of Additional Information relates to the above-mentioned Shares
of the Fund.      Investment Objective and Policies

The investment objective of the Fund is to provide total return consistent with current income. The investment objective cannot be changed without approval of shareholders. The investment policies stated below may be changed by the Board of Directors ("Directors") without shareholder approval. Shareholders will be notified before any material change in the investment policies becomes effective. Types of Investments


The Fund invests primarily in investment grade debt securities. Under normal market conditions, the Fund's average effective portfolio duration will be one year or less.
Adjustable Rate Mortgage Securities ("ARMS")

The ARMS in which the Fund invests generally will be issued by Government National Mortgage Association, Federal National Mortgage Association, and Federal Home Loan Mortgage Corporation. Unlike conventional bonds, ARMS pay back principal over the life of the ARMS rather than at maturity. Thus, a holder of the ARMS, such as the Fund, would receive monthly scheduled payments of principal and interest, and may receive unscheduled principal payments representing payments on the underlying mortgages. At the time that a holder of the ARMS reinvests the payments and any unscheduled prepayments of principal that it receives, the holder may receive a rate of interest which is actually lower than the rate of interest paid on the existing ARMS. As a consequence, ARMS may be a less effective means of "locking in" long-term interest rates than other types of U.S. government securities. Like other U.S. government securities, the market value of ARMS will generally vary inversely with changes in market interest rates. Thus, the market value of ARMS generally declines when interest rates rise and generally rises when interest rates decline. While ARMS generally entail less risk of a decline during periods of rising rates, ARMS may also have less potential for capital appreciation than other similar investments (e.g., investments with comparable maturities) because, as interest rates decline, the likelihood increases that mortgages will be prepaid. Furthermore, if ARMS are purchased at a premium, mortgage foreclosures and unscheduled principal payments may result in some loss of a holder's principal investment to the extent of the premium paid. Conversely, if ARMS are purchased at a discount, both a scheduled payment of principal and an unscheduled prepayment of principal would increase current and total returns and would accelerate the recognition of income, which would be taxed as ordinary income when distributed to shareholders. Collateralized Mortgage Obligations ("CMOs")

The following example illustrates how mortgage cash flows are prioritized in the case of CMOs; most of the CMOs in which the Fund invests use the same basic structure:
 (1) Several classes of securities are issued against a pool of mortgage collateral. The most common structure contains four classes of securities. The first three (A, B, and C bonds) pay interest at their stated rates beginning with the issue date, and the final class (Z bond) typically receives any excess income from the underlying investments after payments are made to the other classes and receives no principal or interest payments until the shorter maturity classes have been retired, but then receives all remaining principal and interest payments;

(2) The cash flows from the underlying mortgages are applied first to pay interest and then to retire securities; and (3) The classes of securities are retired sequentially. All principal payments are directed first to the shortest-maturity class (or A bond). When those securities are completely retired, all principal payments are then directed to the next shortest-maturity security (or B bond). This process continues until all of the classes have been paid off. Because the cash flow is distributed sequentially instead of pro rata, as with pass-through securities, the cash flows and average lives of CMOs are more predictable, and there is a period of time during which the investors in the longer-maturity classes receive no principal paydowns. The interest portion of these payments is distributed by the Fund as income, and the capital portion is reinvested. Real Estate Mortgage Investment Conduits ("REMICs")

REMICs are offerings of multiple class mortgage-backed securities which qualify and elect treatment as such under provisions of the Internal Revenue Code, as amended. Issuers of REMICs may take several forms, such as trusts, partnerships, corporations, associations, or segregated pools of mortgages. Once REMIC status is elected and obtained, the entity is not subject to federal income taxation. Instead, income is passed through the entity and is taxed to the person or persons who hold interests in the REMIC. A REMIC interest must consist of one or more classes of "regular interests," some of which may offer adjustable rates of interest, and a single class of "residual interests." To qualify as a REMIC, substantially all the assets of the entity must be in assets directly or indirectly secured principally by real property. Interest-Only and Principal-Only Investments

Some of the securities purchased by the Fund may represent an interest solely in the principal repayments or solely in the interest payments on mortgage-backed securities (stripped mortgage-backed securities or "SMBSs"). SMBSs are usually structured with two classes and receive different proportions of the interest and principal distributions on the pool of underlying mortgage-backed securities. Due to the possibility of prepayments on the underlying mortgages, SMBSs may be more interest-rate sensitive than other securities purchased by the Fund. If prevailing interest rates fall below the level at which SMBSs were issued, there may be substantial prepayments on the underlying mortgages, leading to the relatively early prepayments of principal-only SMBSs (the principal-only or "PO" class) and a reduction in the amount of payments made to holders of interest-only SMBSs (the interest-only or "IO" class). Because the yield to maturity of an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage-backed securities, it is possible that the Fund might not recover its original investment on interest-only SMBSs if there are substantial prepayments on the underlying mortgages. The Fund's inability to fully recoup its investments in these securities as a result of a rapid rate of principal prepayments may occur even if the securities are rated by an NRSRO. Therefore, interest-only SMBSs generally increase in value as interest rates rise and decrease in value as interest rates fall, counter to changes in value experienced by most fixed income securities. Privately Issued Mortgage-Related Securities

Privately issued mortgage-related securities generally represent an ownership interest in federal agency mortgage pass-through securities such as those issued by Government National Mortgage Association as well as those issued by non-government related entities. The terms and characteristics of the mortgage instruments may vary among pass-through mortgage loan pools. The market for such mortgage-related securities has expanded considerably since its inception. The size of the primary issuance market and the active participation in the secondary market by securities dealers and other investors makes government-related and non-government related pools highly liquid. Credit Enhancement

Certain of the Fund's acceptable investments may have been credit-enhanced by a guaranty, letter of credit or insurance. The Fund typically evaluates the credit quality and ratings of credit-enhanced securities based upon the financial condition and ratings of the party providing the credit enhancement (the "credit enhancer"), rather than the issuer. Generally, the Fund will not treat credit-enhanced securities as having been issued by the credit enhancer for diversification purposes. However, under certain circumstances applicable regulations may require the Fund to treat the securities as having been issued by both the issuer and the credit enhancer. The bankruptcy, receivership or default of the credit enhancer will adversely affect the quality and marketability of the underlying security. Futures and Options Transactions

The Fund may attempt to hedge all or a portion of its portfolio by buying and selling financial futures contracts, buying put options on portfolio securities and put options on futures contracts, and writing call options on futures contracts. The Fund may also write covered call options on portfolio securities to attempt to increase its current income.
   Financial Futures Contracts

      A futures contract is a firm commitment by two parties: the seller who agrees to make delivery of the specific type of security called for in the contract ("going short") and the buyer who agrees to take delivery of the security ("going long") at a certain time in the future. In the fixed income securities market, price moves inversely to interest rates. A rise in rates means a drop in price. Conversely, a drop in rates means a rise in price. In order to hedge its holdings of fixed income securities against a rise in market interest rates, the Fund could enter into contracts to deliver securities at a predetermined price (i.e., "go short") to protect itself against the possibility that the prices of its fixed income securities may decline during the Fund's anticipated holding period. The Fund would agree to purchase securities in the future at a predetermined price (i.e., "go long") to hedge against a decline in market interest rates.
   Put Options on Financial Futures Contracts

      The Fund may purchase listed put options on financial futures contracts.

      Unlike entering directly into a futures contract, which requires the purchaser to buy a financial instrument on a set date at a specified price, the purchase of a put option on a futures contract entitles (but does not obligate) its purchaser to decide on or before a future date whether to assume a short position at the specified price. The Fund would purchase put options on futures contracts to protect portfolio securities against decreases in value resulting from an anticipated increase in market interest rates. Generally, if the hedged portfolio securities decrease in value during the term of an option, the related futures contracts will also decrease in value and the option will increase in value. In such an event, the Fund will normally close out its option by selling an identical option. If the hedge is successful, the proceeds received by the Fund upon the sale of the second option will be large enough to offset both the premium paid by the Fund for the original option plus the decrease in value of the hedged securities. Alternatively, the Fund may exercise its put option. To do so, it would simultaneously enter into a futures contract of the type underlying the option (for a price less than the strike price of the option) and exercise the option. The Fund would then deliver the futures contract in return for payment of the strike price. If the Fund neither closes out nor exercises an option, the option will expire on the date provided in the option contract, and the premium paid for the contract will be lost.
   Call Options on Financial Futures Contracts

      In addition to purchasing put options on futures, the Fund may write listed call options on futures contracts to hedge its portfolio against an increase in market interest rates. When the Fund writes a call option on a futures contract, it is undertaking the obligation of assuming a short futures position (selling a futures contract) at the fixed strike price at any time during the life of the option if the option is exercised. As market interest rates rise, causing the prices of futures to go down, the Fund's obligation under a call option on a future (to sell a futures contract) costs less to fulfill, causing the value of the Fund's call option position to increase. In other words, as the underlying futures price goes down below the strike price, the buyer of the option has no reason to exercise the call, so that the Fund keeps the premium received for the option. This premium can offset the drop in value of the Fund's fixed income portfolio which is occurring as interest rates rise. Prior to the expiration of a call written by the Fund, or exercise of it by the buyer, the Fund may close out the option by buying an identical option. If the hedge is successful, the cost of the second option will be less than the premium received by the Fund for the initial option. The net premium income of the Fund will then offset the decrease in value of the hedged securities. The Fund will not maintain open positions in futures contracts it has sold or call options it has written on futures contracts if, in the aggregate, the value of the open positions (marked to market) exceeds the current market value of its securities portfolio plus or minus the unrealized gain or loss on those open positions, adjusted for the correlation of volatility between the hedged securities and the futures contracts. If this limitation is exceeded at any time, the Fund will take prompt action to close out a sufficient number of open contracts to bring its open futures and options positions within this limitation.
   "Margin" In Futures Transactions

      Unlike the purchase or sale of a security, the Fund does not pay or receive money upon the purchase or sale of a futures contract. Rather, the Fund is required to deposit an amount of "initial margin" in redily marketable securities with its custodian (or the broker, if legally permitted). The nature of initial margin in futures transactions is different from that of margin in securities transactions in that futures contract initial margin does not involve the borrowing of funds by the Fund to finance the transactions. Initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market." Variation margin does not represent a borrowing or loan by the Fund but is instead settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing its daily net asset value, the Fund will mark-to-market its open futures positions. The Fund is also required to deposit and maintain margin when it writes call options on futures contracts.

   Purchasing Put Options on Portfolio Securities

      The Fund may purchase put options on portfolio securities to protect against price movements in particular securities in its portfolio. A put option gives the Fund, in return for a premium, the right to sell the underlying security to the writer (seller) at a specified price during the term of the option.
   Writing Covered Call Options on Portfolio Securities

      The Fund may also write covered call options to generate income. As writer of a call option, the Fund has the obligation upon exercise of the option during the option period to deliver the underlying security upon payment of the exercise price. The Fund may only sell call options either on securities held in its portfolio or on securities which it has the right to obtain without payment of further consideration (or has segregated cash in the amount of any additional consideration).
Leveraging

Leveraging exaggerates the effect on the net asset value of any increase or decrease in the market value of the portfolio. Money borrowed for leveraging will be limited to 33 1/3% of the value of the Fund's total assets. These borrowings will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased; in certain cases, interest costs may exceed the return received on the securities purchased. Leverage Through Borrowing

For the borrowings for investment purposes, the Investment Company Act of 1940 requires the Fund to maintain continuous asset coverage (i.e., total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed. If the required coverage should decline as a result of market fluctuations or other reason, the Fund may be required to sell some of its portfolio holdings within 3 days to reduce the debt and restore the 300% coverage, even though it may be disadvantageous from an investment standpoint to sell at that time. The Fund also may be required to maintain minimum average balances in connection with such borrowings or to pay a commitment fee to maintain a line of credit; either of those requirements would increase the cost of borrowings over the stated rate. To the extent the Fund enters into a reverse repurchase agreement, the Fund will maintain in a segregated custodial account cash or U.S. governement securities or other high quality liquid debt securities at least equal to the aggregate amount of its reverse repurchase obligations, plus accrued interest in certain cases, in accordance with releases promulgated by the SEC. The SEC views reverse repurchase transactions as collateralized borrowings by the Fund. Medium Term Notes and Deposit Notes

Medium Term Notes ("MTNs") and Deposit Notes are similar to corporate debt obligations as described in the prospectus. MTNs and Deposit Notes trade like commercial paper, but may have maturities from 9 months to ten years. Average Life

Average Life, as applicable to asset-backed securities, is computed by multiplying each principal repayment by the time of payment (months or years from the evaluation date), summing these products, and dividing the sum by the total amount of principal repaid. The weighted-average life is calculated by multiplying the maturity of each security in a given pool by its remaining balance, summing the products, and dividing the result by the total remaining balance. Weighted Average Portfolio Duration

Duration is a commonly used measure of the potential volatility of the price of a debt security, or the aggregate market value of a portfolio of debt securities, prior to maturity. Duration measures the magnitude of the change in the price of a debt security relative to a given change in the market rate of interest. The duration of a debt security depends upon three primary variables: the security's coupon rate, maturity date and the level of market interest rates for similar debt securities. Generally, debt securities with lower coupons or longer maturities will have a longer duration than securities with higher coupons or shorter maturities. Duration is calculated by dividing the sum of the time-weighted present values of cash flows of a security or portfolio of securities, including principal and interest payments, by the sum of the present values of the cash flows. The duration of interest rate agreements, such as interest rates swaps, caps and floors, is calculated in the same manner as other securities. However, certain interest rate agreements have negative durations, which the Fund may use to reduce its weighted average portfolio duration. Mathematically, duration is measured as follows: Duration = PVCF1(1) + PVCF2(2) + PVCF3(3) + ... + PVCFn(n)
                   PVTCF        PVTCF       PVTCF                        PVTCF
where
PVCTFt   =  the present value of the cash flow in period t discounted at the prevailing yield-to-maturity
      t = the period when the cash flow is received n = remaining number of periods until maturity
PVTCF = total present value of the cash flow from the bond where the present value is determined using the prevailing yield-to-maturity.
Certain debt securities, such as mortgage-backed and asset-backed securities, may be subject to prepayment at irregular intervals. The duration of these instruments will be calculated based upon assumptions established by the investment adviser as the probable amount and sequence of principal prepayments. Duration calculated in this manner, commonly referred to as "effective duration," allows for changing prepayment rates as interest rates change and expected future cash flows are affected. The calculation of effective duration will depend upon the investment adviser's assumed prepayment rate. Lending of Portfolio Securities

The collateral received when the Fund lends portfolio securities must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities. Loans are subject to termination at the option of the Fund or the borrower. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. The Fund does not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment. When-Issued and Delayed Delivery Transactions

These transactions are made to secure what is considered to be an advantageous price or yield for the Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund sufficient to make payment for the securities to be purchased are segregated on the Fund`s records at the trade date. These assets are marked to market daily and are maintained until the transaction has been settled. The Fund does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets. Repurchase Agreements

The Fund requires its custodian to take possession of the securities subject to repurchase agreements, and these securities are marked to market daily. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers which are deemed by the Fund's adviser to be creditworthy pursuant to guidelines established by the Directors. Reverse Repurchase Agreements

The Fund may also enter into reverse repurchase agreements. This transaction is similar to borrowing cash. In a reverse repurchase agreement the Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time. When effecting reverse repurchase agreements, liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. These securities are marked to market daily and maintained until the transaction is settled. Restricted and Illiquid Securities

The ability of the Directors to determine the liquidity of certain restricted securities is permitted under a Securities and Exchange Commission staff position set forth in the adopting release for Rule 144A under the Securities Act of 1933. The Directors consider the following criteria in determining the liquidity of certain restricted securities: o the frequency of trades and quotes for the security; o the number of dealers willing to purchase or sell the security and the number of other potential buyers; o dealer undertakings to make a market in the security; and o the nature of the security and the nature of the marketplace trades.

Investing in Securities of Other Investment Companies

The Fund may invest in the securities of affiliated money market funds as an efficient means of managing the Fund's uninvested cash. Portfolio Turnover


The Fund will not attempt to set or meet a portfolio turnover rate since any turnover would be incidental to transactions undertaken in an attempt to achieve the Fund's investment objective. Portfolio securities will be sold when the adviser believes it is appropriate, regardless of how long those securities have been held. The Fund's portfolio turnover rate for the fiscal year ended September 30, 1998 was _____%.

Investment Limitations

The following limitations are fundamental [except that no investment limitation of the Fund shall prevent the Fund from investing substantially all of its assets (except for assets which are not considered "investment securities" under the Investment Company Act of 1940, or assets exempted by the Securities and Exchange Commission) in an open-end investment company with substantially the same investment objectives]: Selling Short and Buying on Margin

The Fund will not sell any securities short or purchase any securities on margin, but may obtain such short-term credits as may be necessary for clearance of purchases and sales of portfolio securities. Concentration of Investments

The Fund will not acquire more than 25% of its total assets in securities of issuers having their principal business activities in the same industry. Borrowing Money

The Fund will not borrow money, except to the extent permitted under the 1940 Act (which currently limits borrowings to no more than 33 1/3% of the value of the Fund's total assets). For purposes of this investment restriction, the entry into options, forward contracts, futures contracts, including those related to indices, options on futures contracts or indices, and dollar roll transactions shall not constitute borrowing. Diversification of Investments

With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities issued by any one issuer (other than cash, cash items, or securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, and repurchase agreements collateralized by such securities) if, as a result, more than 5% of the value of its total assets would be invested in the securities of that issuer, and will not acquire more than 10% of the outstanding voting securities of any one issuer.

Pledging Assets

The Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In those cases, it may mortgage, pledge, or hypothecate assets having a market value not exceeding 10% of the value of total assets at the time of the borrowing. Lending Cash or Securities

The Fund will not lend any assets except portfolio securities. (This will not prevent the purchase or holding of bonds, debentures, notes, certificates of indebtedness or other debt securities of an issuer, repurchase agreements or other transactions which are permitted by the Fund's investment objective and policies or Articles of Incorporation).

Issuing Senior Securities

The Fund will not issue senior securities, except as permitted by its investment objective and policies.

The above limitations cannot be changed without shareholder approval. The following limitation, however, may be changed by the Directors without shareholder approval [except that no investment limitation of the Fund shall prevent the Fund from investing substantially all of its assets (except for assets which are not considered "investment securities" under the Investment Company Act of 1940, or assets exempted by the Securities and Exchange Commission) in an open-end investment company with substantially the same investment objectives]. Shareholders will be notified before any material changes in this limitation become effective. Investing in Restricted and Illiquid Securities

The Fund will not invest more than 15% of its net assets in illiquid securities, including certain restricted securities, including certain restricted securities not determined to be liquid under criteria established by the Directors, non-negotiable time deposits, and repurchase agreements providing for settlement in more than seven days after notice. Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction. As a matter of operating policy, the Fund will not purchase any securities while borrowings in excess of 5% of its total assets are outstanding. Federated Total Return Series, Inc. Management

Officers and Directors are listed with their addresses, birthdates, present positions with Federated Total Return Series, Inc., and principal occupations.

John F. Donahue@*
Federated Investors Tower
Pittsburgh, PA
Birthdate:  July 28, 1924

Chairman and Director



Chief Executive Officer and Director or Trustee of the Funds; Chairman and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp. and Federated Global Research Corp.; Chairman, Passport Research, Ltd. Mr. Donahue is the father of J. Christopher Donahue, Executive Vice President and Director of the Company.



Thomas G. Bigley
15 Old Timber Trail
Pittsburgh, PA
Birthdate:  February 3, 1934

Director



Director or Trustee of the Funds; Director, Member of Executive Committee, Children's Hospital of Pittsburgh; formerly, Senior Partner, Ernst & Young LLP; Director, MED 3000 Group, Inc.; Director, Member of Executive Committee,, University of Pittsburgh.



John T. Conroy, Jr.
Wood/IPC Commercial Department
John R. Wood and Associates, Inc., Realtors
3255 Tamiami Trail North
Naples, FL
Birthdate:  June 23, 1937

Director



Director or Trustee of the Funds; President, Investment Properties Corporation; Senior Vice-President, John R. Wood and Associates, Inc., Realtors; Partner or Trustee in private real estate ventures in Southwest Florida; formerly, President, Naples Property Management, Inc. and Northgate Village Development Corporation.




Nicholas P. Constantakis
175 Woodshire Drive
Pittsburgh, PA

Birthdate: September 3, 1939

Director



Director or Trustee of the Funds; formerly, Partner, Anderson Worldwide SC.



William J. Copeland
One PNC Plaza - 23rd Floor
Pittsburgh, PA
Birthdate:  July 4, 1918

Director



Director or Trustee of the Funds; Director and Member of the Executive Committee, Michael Baker, Inc.; formerly, Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp.; Director, Ryan Homes, Inc.; Director, United Refinery; Chairman, Pittsburgh Foundation; Director, Forbes Fund; Chairman, Civic Light Opera.



J. Christopher Donahue *
Federated Investors Tower
Pittsburgh, PA
Birthdate:  April 11, 1949

Executive Vice President and Director



President or Executive Vice President of the Funds; Director or Trustee of some of the Funds; President and Director, Federated Investors, Inc.; President and Trustee, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company, and Federated Shareholder Services; Director, Federated
Services Company. Mr. Donahue is the son of John F. Donahue, Chairman and Director of the Company.

James E. Dowd, Esq.
571 Hayward Mill Road
Concord, MA

Birthdate: May 18, 1922

Director



Director or Trustee of the Funds; Attorney-at-law; Director, The Emerging Germany Fund, Inc.; formerly, President, Boston Stock Exchange, Inc.; Regional Administrator, United States Securities and Exchange Commission.



Lawrence D. Ellis, M.D.*
3471 Fifth Avenue, Suite 1111
Pittsburgh, PA
Birthdate:  October 11, 1932

Director



Director or Trustee of the Funds; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center - Downtown; Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; formerly, Member, National Board of Trustees, Leukemia Society of America.



Edward L. Flaherty, Jr., Esq.@
Miller, Ament, Henny & Kochuba
205 Ross Street
Pittsburgh, PA
Birthdate:  June 18, 1924

Director



Director or Trustee of the Funds; Attorney Of Counsel, Miller, Ament, Henny & Kochuba; Director, Eat'N Park Restaurants, Inc.; formerly, Counsel, Horizon Financial, F.A., Western Region; Partner, Meyer and Flaherty.



Peter E. Madden
One Royal Palm Way
100 Royal Palm Way
Palm Beach, FL

Birthdate: March 16, 1942

Director



Director or Trustee of the Funds; formerly, Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation; Director, VISA USA and VISA International; Chairman and Director, Massachusetts Banker Association; Director, Depository Trust Corporation.



John E. Murray, Jr., J.D., S.J.D.
President, Duquesne University
Pittsburgh, PA
Birthdate:  December 20, 1932

Director



Director or Trustee of the Funds; President, Law Professor, Duquesne University; Consulting Partner, Mollica & Murray; formerly, Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Wesley W. Posvar
1202 Cathedral of Learning
University of Pittsburgh
Pittsburgh, PA
Birthdate:  September 14, 1925

Director



Director or Trustee of the Funds; President, World Society for Ekistics, Athens; Professor, International Politics; Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., National Defense University and U.S. Space Foundation ; President Emeritus, University of Pittsburgh; Founding Chairman, National Advisory Council for Environmental Policy and Technology, Federal Emergency Management Advisory Board and Czech Management Center; formerly, Professor, United States Military Academy; Professor, United States Air Force Academy.



Marjorie P. Smuts
4905 Bayard Street
Pittsburgh, PA
Birthdate:  June 21, 1935

Director



Director or Trustee of the Funds; Public Relations/Marketing/Conference Planning; formerly, National Spokesperson, Aluminum Company of America; business owner.



Glen R. Johnson
Federated Investors Tower
Pittsburgh, PA
Birthdate:  May 2, 1929

President



President and/or Trustee of some of the Funds; staff member, Federated Securities Corp.



Edward C. Gonzales
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 22, 1930

Executive Vice President



Trustee or Director of some of the Funds; President, Executive Vice President and Treasurer of some of the Funds; Vice Chairman, Federated Investors, Inc.; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Shareholder Services Company.



John W. McGonigle
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 26, 1938

Executive Vice President , Secretary and Treasurer



Executive Vice President and Secretary of the Funds; Treasurer of some of the Funds; Executive Vice President, Secretary, and Director, Federated Investors, Inc.; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.



      * This Director is deemed to be an "interested person" as defined in the Investment Company Act of 1940.

      @ Member of the Executive Committee. The Executive Committee of the Board of Directors handles the responsibilities of the Board between meetings of the Board.

As used in the table above, "The Funds" and "Funds" mean the following investment companies: 111 Corcoran Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Investment Portfolios; Federated Investment Trust; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities
Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; High Yield Cash Trust; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Term Trust, Inc. - 1999; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Obligations Trust II; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; RIMCO Monument Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Planters Funds; The Virtus Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; WesMark Funds; WCT Funds; and World Investment Series, Inc.

Fund Ownership

Officers and Directors as a group own less than 1% of the Fund`s outstanding
shares.     As of November __, 1998, the following shareholders of record owned
5% or more of the outstanding Institutional Service Shares of the Fund:
Federated Services Company, Pittsburgh, PA, acting in numerous capacities for various accounts, owned ______ (_____%); and Federated Management, Pittsburgh, PA owned ____ (_____%).

Directors' Compensation

                       AGGREGATE
 NAME ,              COMPENSATION
 POSITION WITH           FROM                       TOTAL COMPENSATION PAID
 CORPORATION         CORPORATION*                   FROM FUND COMPLEX +



John F. Donahue,            $0          $-0- for the Corporation and
Chairman and Director                   56 other investment companies

Thomas G. Bigley        $_____          $111,222 for the Corporation and
Director                                56 other investment companies

John T. Conroy, Jr.,    $_____          $122,362 for the Corporation and
Director                                56 other investment companies

Nicholas P. Constantakis    $0          $0 for the Corporation and
Director                                34 other investment companies

William J. Copeland,    $_____          $122,362 for the Corporation and
Director                                56 other investment companies

J. Christopher Donahue,     $0          $-0- for the Corporation and
Executive Vice President and Director     18 investment companies

James E. Dowd, Esq.     $_____          $122,362 for the Corporation and
Director                                56 other investment companies

Lawrence D. Ellis, M.D.,$_____          $111,222 for the Corporation and
Director                                56 other investment companies

Edward L. Flaherty, Jr., Esq.$_____     $122,362 for the Corporation and
Director                                56 other investment companies

Peter E. Madden,        $_____          $111,222 for the Corporation and
Director                                56 other investment companies

John E. Murray, Jr., J.D., S.J.D.,      $_____  $111,222 for the Corporation and
Director                                56 other investment companies Complex

Wesley W. Posvar,       $_____          $111,222 for the Corporation and
Director                                56 other investment companies

Marjorie P. Smuts,      $_____          $111,222 for the Corporation and
Director                                56 other investment companies

*Information is furnished for the fiscal year ended September 30, 1998 and the Corporation was comprised of four portfolios.

+The information is provided for the last calendar year.
Director Liability

The Corporation's Articles of Incorporation provide that the Directors will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office. Investment Advisory Services

Adviser to the Fund

The Fund's investment adviser is Federated Management (the "Adviser"). It is a subsidiary of Federated Investors. All of the voting securities of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, his wife, and his son, J. Christopher Donahue.

The Adviser shall not be liable to the Fund or any shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Fund. Advisory Fees


For its advisory services, Federated Management receives an annual investment advisory fee as described in the prospectus. For the fiscal year ended September 30, 1998, the Fund paid the Adviser $_____ of which $______ was voluntarily waived.

Brokerage Transactions

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. In working with dealers, the Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to guidelines established by the Directors. The Adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to the Adviser and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services provided by brokers and dealers may be used by the Adviser or by affiliates in advising the Fund and other accounts. To the extent that receipt of these services may supplant services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided. Although investment decisions for the Fund are made independently from those of the other accounts managed by the Adviser, investments of the type the Fund may make may also be made by those other accounts. When the Fund and one or more other accounts managed by the Adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the Adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund. In other cases, however, it is believed that coordination and the ability to participate
in volume transactions will be to the benefit of the Fund.     For the fiscal
year endedSeptember 30, 1998, the Fund paid $_____ in commissions on brokerage
transactions.      Other Services

Fund Administration


Federated Services Company, a subsidiary of Federated Investors, Inc., provides administrative personnel and services to the Fund for a fee as described in the prospectus. For the fiscal year ended September 30, 1998, the Fund incurred costs for administrative services of $_____ of which $______ was voluntarily waived.

Custodian and Portfolio Accountant

State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund. Federated Services Company, Pittsburgh, Pennsylvania, provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments. The fee paid for this service is based upon the level of the Fund's average net assets for the period plus out-of-pocket expenses.

Transfer Agent

Federated Services Company, through its registered transfer agent, Federated Shareholder Services Company, maintains all necessary shareholder records. For its services, the transfer agent receives a fee based upon the size, type and number of accounts and transactions made by shareholders.

Independent Auditors

The independent auditors for the Fund are Ernst & Young LLP, Pittsburgh, Pennsylvania.
Purchasing Shares

Except under certain circumstances described in the prospectus, shares are sold at their net asset value on days the New York Stock Exchange is open for business. The procedure for purchasing Shares of the Fund is explained in the prospectus under "Investing in Institutional Service Shares." Distribution Plan and Shareholder Services

As explained in the prospectus, with respect to Shares of the Fund, the Fund has adopted a Shareholder Services Agreement and a Distribution Plan. These arrangements permit the payment of fees to financial institutions, the distributor, and Federated Shareholder Services, to stimulate distribution activities and to cause services to be provided to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. These activities and services may include, but are not limited to: marketing efforts; providing office space, equipment, telephone facilities, and various clerical, supervisory, computer, and other personnel as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries; and assisting clients in changing dividend options, account designations and addresses. By adopting the Plan, the Directors expect that the Fund will be able to achieve a more predictable flow of cash for investment purposes and to meet redemptions. This will facilitate more efficient portfolio management and assist the Fund in pursuing its investment objectives. By identifying potential investors whose needs are served by the Fund's objectives, and properly servicing these accounts, it may be possible to curb sharp fluctuations in rates of redemptions and sales. Other benefits, which may be realized under either arrangement, may include: (1) providing personal services to shareholders; (2) investing shareholder assets with a minimum of delay and administrative detail; (3) enhancing shareholder recordkeeping systems; and (4) responding promptly to
shareholders' requests and inquiries concerning their accounts.     For the
fiscal year ended September 30, 1998, the Fund paid $_____ in 12b-1 fees.

Exchanging Securities for Fund Shares

Investors may exchange certain securities or a combination of securities and cash for Shares. The securities and any cash must have a market value of at least $25,000. Any securities to be exchanged must meet the investment objective and policies of the Fund, must have a readily ascertainable market value, and must not be subject to restrictions on resale. The Fund reserves the right to determine the acceptability of securities to be exchanged. Securities accepted by the Fund are valued in the same manner as the Fund values its assets. Investors wishing to exchange securities should first contact Federated Securities Corp. Share purchased by exchange of U.S. government securities cannot be redeemed by telephone for fifteen business days to allow time for the transfer to settle. An investor should forward the securities in negotiable form with an authorized letter of transmittal to Federated Securities Corp. The Fund will notify the investor of its acceptance and valuation of the securities within five business days of their receipt by State Street Bank. The basis of the exchange will depend upon the net asset value of Shares on the day the securities are valued. One Share of the Fund will be issued for each equivalent amount of securities accepted. Any interest earned on the securities prior to the exchange will be considered in valuing the securities. All interest, dividend, subscription, conversion, or other rights attached to the securities become the property of the Fund, along with the securities. Exercise of this exchange privilege is treated as a sale for federal income tax purposes. Depending upon the cost basis of the securities exchanged for Shares, a gain or
loss may be realized by the investor.      Determining Net Asset Value

Net asset value generally changes each day. The days on which net asset value is calculated by the Fund are described in the prospectus.
Determining Market Value of Securities

Market values of the Fund's securities, other than options, are determined as follows:

    o as provided by an independent pricing service;

    o for short-term obligations, according to the mean bid and asked prices, as furnished by an independent pricing service, or for short-term obligations with remaining maturities of 60 days or less at the time of purchase, at amortized cost unless the Directors determine this is not fair value; or

    o at fair value as determined in good faith by the Directors.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices. Pricing services may consider: yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The Fund will value futures contracts, options and put options on financial futures at their market values established by the exchanges at the close of option trading on such exchanges unless the Directors determine in good faith that another method of valuing option positions is necessary. Use of Amortized Cost

The Directors have decided that the fair value of debt securities authorized to be purchased by the Fund with remaining maturities of 60 days or less at the time of purchase shall be their amortized cost value, unless the particular circumstances of the security indicate otherwise. Under this method, portfolio instruments and assets are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. The Executive Committee continually assesses this method of valuation and recommends changes where necessary to assure that the Fund's portfolio instruments are valued at their fair value as determined in good faith by the Directors. Redeeming Shares

The Fund redeems Shares at the next computed net asset value after the Fund Instituional Shares" or "Redeeming Institutional Service Shares." Although State Street Bank does not charge for telephone redemptions, it reserves the right to charge a fee for the cost of wire-transferred redemptions of less than $5,000.

Redemption in Kind

The Fund is obligated to redeem shares for any one shareholder solely in cash only up to the lesser of $250,000 or 1% of the Fund's net asset value during any 90-day period. Any redemption beyond this amount will also be in cash unless the Directors determine that payments should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio instruments, valued in the same way that net asset value is determined. The portfolio instruments will be selected in a manner that the Directors deem fair and equitable. Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving their securities and selling them before their maturity could receive less than the redemption value of their securities and could incur certain transaction costs. Tax Status

The Fund's Tax Status

The Fund will pay no federal income tax because it expects to meet the requirements of Subchapter M of the Internal Revenue Code, as amended, applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. To qualify for this treatment, the Fund must, among other requirements:

     o derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities;



    o invest in securities within certain statutory limits; and

    o distribute to its shareholders at least 90% of its net income earned during the year.

Shareholders' Tax Status

Shareholders are subject to federal income tax on dividends and capital gains received as cash or additional shares. No portion of any income dividend paid by the Fund is eligible for the dividends received deduction available to corporations.
   Capital Gains

      Shareholders will pay federal tax at capital gains rates on long-term capital gains distributed to them regardless of how long they have held the Fund shares.

Total Return


The Fund's average annual total returns for the one-year period ended September 30, 1998, and for the period from __________________, 199__ (date of initial public investment) to September 30, 1998, were ____% and ____%, respectively.

The average annual total return for the Fund is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the net asset value per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, adjusted over the period by any additional shares, assuming the monthly reinvestment of all dividends and distributions. Yield


The Fund's average annual total returns for the 30 day period ended September 30, 1998,was ___%.

The yield of the Fund is determined by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by the Fund over a thirty-day period by the offering price per share of the Fund on the last day of the period. This value is annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by the Fund because of certain adjustments required by the Securities and Exchange Commission and, therefore, may not correlate to the dividends or other distributions paid to shareholders. To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in the Fund, performance will be reduced for those shareholders paying those fees. Performance Comparisons

The Fund's performance depends upon such variables as:
    o portfolio quality;

    o average portfolio maturity;

    o type of instruments in which the portfolio is invested;

    o changes in interest rates and market value of portfolio securities;

    o changes in the Fund expenses; and

    o various other factors.

The Fund's performance fluctuates on a daily basis largely because net earnings and offering price per share fluctuate daily. Both net earnings and offering price per share are factors in the computation of yield and total return. Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:
    o Lipper Ultrashort Bond Fund Average ranks funds that invest 65% of their assets in investment grade debt issues and maintain a portfolio dollar-weighted average maturity between 91 and 365 days..

     o Salomon Smith Barney U.S. Treasury Benchmark (On-The-Run) Indexes. Total returns for the current 1-year, 2-year, 3-year, 5-year, 10-year and 30-year on-the-run Treasury that has been in existence for the entire month.

Advertisements and other sales literature for the Fund may quote total returns which are calculated on non-standardized base periods. These total returns represent the historic change in the value of an investment in the Fund based on monthly reinvestment of dividends over a specified period of time. Advertising and other promotional literature may include charts, graphs and other illustrations using the Fund's returns, or returns in general, that demonstrate basic investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment. In addition, the Fund can compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, such as bank savings accounts, certificates of deposit, and Treasury bills. Economic and Market Information

Advertising and sales literature for the Fund may include discussions of economic, financial and political developments and their effect on the securities market. Such discussions may take the form of commentary on these developments by Fund portfolio managers and their views and analysis on how such developments could affect the Fund. In addition, advertising and sales literature may quote statistics and give general information about the mutual fund industry, including the growth of the industry, from sources such as the Investment Company Institute.

About Federated Investors, Inc.

Federated Investors, Inc. is dedicated to meeting investor needs which is reflected in its investment decision making--structured, straightforward, and consistent. This has resulted in a history of competitive performance with a range of competitive investment products that have gained the confidence of thousands of clients and their customers.



The company's disciplined security selection process is firmly rooted in sound methodologies backed by fundamental and technical research. Investment decisions are made and executed by teams of portfolio managers, analysts, and traders dedicated to specific market sectors. These traders handle trillions of dollars in annual trading volume.



In the corporate bond sector, as of December 31, 1997, Federated Investors, Inc. managed 11 money market funds and 16 bond funds with assets approximating $17.1 billion and $5.6 billion, respectively. Federated's corporate bond decision making--based on intensive, diligent credit analysis--is backed by over 22 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset-backed securities market, a market totaling more than $200 billion.

The Chief Investment Officers responsible for oversight of the various investment sectors within Federated Investors, Inc. are: U.S. equity and high yield - J. Thomas Madden; U.S. fixed income - William D. Dawson, II; and global equities and fixed income - Henry A. Frantzen. The Chief Investment Officers are Executive Presidents of the Federated advisory companies.

Mutual Fund Market
Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $4.4 trillion to the more than 6,700 funds available.*

Federated Investors, Inc., through its subsidiaries, distributes mutual funds for a variety of investment applications. Specific markets include:



Institutional Clients
Federated Investors, Inc. meets the needs of approximately 900 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of applications, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisors. The marketing effort to these institutional clients is headed by John
B. Fisher, President, Institutional Sales Division.

Bank Marketing
Other institutional clients include close relationships with more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.

Broker/Dealers and Bank Broker/Dealer Subsidiaries
Federated funds are available to consumers through major brokerage firms nationwide--we have over 2,200 broker/dealer and bank broker/dealer relationships across the country --supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Federated Securities Corp.

* source: Investment Company Institute


Financial Statements

The financial statements for the fiscal year ended September 30, 1998 are incorporated herein by reference to the Fund's Annual Report dated September 30, 1998 (File Nos. 33-50773 and 811-7115). A copy of the Annual Report may be obtained without charge by contacting the Fund at the address located on the back cover of the prospectus or by calling the Funds at 1-800-341-7400.





PART C.    OTHER INFORMATION.

Item 24.    Financial Statements and Exhibits:
            (a)   Financial Statements: (1-3) Incorporated by reference to
                         the Fund's Annual Report dated
                                        September 30, 1997;(4) To be filed by
                                        amendment.
            (b)   Exhibits:
                 (1)(i) Conformed copy of Articles of Incorporation; (ii)
                    Conformed copy of Articles of Amendment of Articles of
                         Incorporation; (2)
                 (2)     Copy of By-Laws; (1)
                 (3)     Not Applicable;
                 (4)     Copy of Specimen Certificate for Shares of   Capital
                         Stock of the Registrant; (10)
                 (5) (i) Copy of Investment Advisory Contract and conformed copies of Exhibits A and B of Investment Advisory Contract; (7)
                    (ii) Conformed copies of Exhibits D and E of Investment
                         Advisory Contract; (11)
                 (6) (i) Copy of Distributor's Contract and Conformed copies of Exhibits A, B, C, and D to Distributor's Contract;
                         (4)
                    (ii) Copy of Distributor's Contract and Conformed copies of
                         Exhibits E and F to Distributor's Contract; (10)
                   (iii) Conformed copies of Exhibits G and H to Distributor's
                         Contract; (11)
                    (iv) The Registrant hereby incorporates the conformed copy of the specimen Mutual Funds Sales and Service Agreement; Mutual Funds Service Agreement; and Plan Trustee/Mutual Funds Service Agreement from Item 24 (b)
                         (6) of the Cash Trust Series II Registration Statement on Form N-1A, filed with the Commission on July 24, 1995. (File Numbers 33-38550 and 811-6269);
                 (7)     Not Applicable;
                 (8) (i) Conformed copy of the Custodian Agreement of the Registrant; (4)
                    (ii) Conformed Copy of Fee Schedule to the Custodian
                         Agreement of the Registrant; (13)
-------------------------------------------------
+     All exhibits have been filed electronically.

(1) Response is incorporated by reference to Registrant's Initial Registration Statement on Form N-1A filed October 25, 1993. (File Nos. 33-50773 and 811-7115)

(2) Response is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-1A filed December 21, 1993. (File Nos. 33-50773 and 811-7115)

(4) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 1 on Form N-1A filed May 27, 1994. (File Nos. 33-50773 and 811-7115)

(7) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 4 on Form N-1A filed June 6, 1995. (File Nos. 33-50773 and 811-7115)

(10) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 8 on Form N-1A filed November 27, 1996. (File Nos. 33-50773 and 811-7115)

(11) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 9 on Form N-1A filed March 31, 1997. (File Nos. 33-50773 and 811-7115)

(13) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 13 on Form N-1A filed November 26, 1997. (File Nos. 33-50773 and 811-7115)

    (9) (i) Conformed copy of Fund Accounting Services, Administrative Services, Transfer Agency Services, and Custody Services Procurement
         Agreement of the Registrant; (13)
    (ii) Conformed copy of Administrative Services Agreement; (4) (iii) Conformed copy of Exhibit B of Funds Participating in Services Agreement;+
   (iv) The responses described in Item 24(b)(6) are hereby incorporated by reference;
    (v) Conformed Copy of Amended and Restated Shareholder Services Agreement of the Registrant; (13)
  (10) Conformed copy of Opinion and Consent of Counsel as to legality of shares being registered; (2)
  (11) Conformed copy of Consent of Independent Auditors; (13)
  (12) Not Applicable;
  (13) Conformed copy of Initial Capital Understanding; (3)
  (14) Not Applicable;

----------------------------------
 +    All exhibits have been filed electronically.

(2)  Response  is  incorporated  by  reference  to  Registrant's   Pre-Effective
     Amendment No. 1 on Form N-1A filed December 21, 1993. (File Nos. 33-50773 and 811-7115)
(3) Response is incorporated by reference to Registrant's Pre-Effective Amendment No. 2 on Form N-1A filed January 13, 1994. (File Nos. 33-50773 and 811-7115)
(4) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 1 on Form N-1A filed May 27, 1994. (File Nos. 33-50773 and 811-7115)
(13) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 13 on Form N-1A filed November 26, 1997. (File Nos. 33-50773 and 811-7115)

  (15)(i) Conformed copy of Distribution Plan including Exhibits A and B; (11)
      (ii) Conformed copy of Exhibits C to Distribution Plan; (10) (iii)
      Conformed
          copy of Exhibit D and E to Distribution Plan; (11) (iv) The responses described in Item 24(b)(6) are hereby incorporated by reference;
  (16)(i) Copy of Schedules for Computation of Fund Performance Data for the Federated Limited Duration; (12)
      (ii) Copy of Schedules of Computation of Fund Performance Data for Federated Total Return Bond Fund and Federated Government
         Fund; (13)
   (iii) Copy of Schedules of Computation of Fund
         Performance Data for Federated Limited Duration
         Government Fund; (14)
  (17)    Copies of Financial Data Schedules; (14)
  (18) The Registrant hereby incorporates the conformed copy of the specimen Multiple Class Plan from Item 24(b)(18) of the World Investment Series, Inc. Registration Statement on Form N-1A, filed with the Commission on January 26, 1996. (File Nos. 33-52149 and 811-07141);
  (19)(i) Conformed copy of Power of Attorney; (14) (ii) Conformed copy of Limited Power of Attorney; (10)

+     All exhibits have been filed electronically.

 (1) Response is incorporated by reference to Registrant's Initial Registration Statement on Form N-1A filed October 25, 1993. (File Nos. 33-50773 and 811-7115)

(10) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 8 on Form N-1A filed November 27, 1996. (File Nos. 33-50773 and 811-7115)

(14) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 14 on Form N-1A filed April 30, 1998. (File Nos. 33-50773 and 811-7115)

Item 25.    Persons Controlled by or Under Common Control with Registrant:

            None

Item 26.    Number of Holders of Securities:

                                                Number of Record Holders
            Title of Class                        as of August 19, 1998

            Shares of capital stock
            ($0.001 per Share par value)

             Federated Government Fund
               Institutional Shares                         1,086
               Institutional Service Shares                 1,008
             Federated Total Return Bond Fund
               Institutional Shares                         1,131
               Institutional Service Shares                 1,085
             Federated Limited Duration Fund
               Institutional Shares                         1,099
               Institutional Service Shares                 1,037
             Federated Ultrashort Bond Fund (formerly,
               Federated Limited Duration Government Fund)
               Institutional Shares                         41
               Institutional Service Shares                 11

Item 27.    Indemnification: (1)

Item 28. Business and Other Connections of Investment Adviser:

(a)      For a description of the other
         business of the investment
         adviser, see the section
         entitled "MANAGEMENT OF THE
         FUND"in Part A. The
         affiliations with the
         Registrant of four of the
         Trustees and one of the
         Officers of the investment
         adviser are included in Part B
         of this Registration Statement
         under "INVESTMENT ADVISORY
         SERVICES."  The remaining
         Trustee of the investment
         adviser, his position with the
         investment adviser, and, in
         parentheses, his principal
         occupation is:  Mark D. Olson
         (Partner, Wilson, Halbrook &
         Bayard), 107 W. Market Street,
         Georgetown, Delaware  19947.

         The remaining Officers of the investment adviser are:

         Executive Vice Presidents:          William D. Dawson, III
                                Henry A. Frantzen
                                J. Thomas Madden

         Senior Vice Presidents:             Joseph M. Balestrino
                                             Drew J. Collins
                                             Jonathan C. Conley
                                             Deborah A. Cunningham
                                             Mark E. Durbiano
                                             Sandra L. McInerney
                                             J. Alan Minteer
                                             Susan M. Nason
                                             Mary Jo Ochson
                                             Robert J. Ostrowski

         Vice Presidents:                    Todd A. Abraham
                                             J. Scott Albrecht
                                             Arthur J. Barry
                                             Randall S. Bauer
                                             David A. Briggs
                                             Micheal W. Casey
                                             Kenneth J. Cody
                                             Alexandre de Bethmann
                                             Michael P. Donnelly
                                             Linda A. Duessel
                                             Donald T. Ellenberger
                                             Kathleen M. Foody-Malus
                                             Thomas M. Franks
                                             Edward C. Gonzales
                                             James E. Grefenstette
                                             Susan R. Hill
                                             Stephen A. Keen
                                             Robert K. Kinsey
                                             Robert M. Kowit
                                             Jeff A. Kozemchak
                                             Richard J. Lazarchic
                                             Steven Lehman
                                             Marian R. Marinack
                                             Charles A. Ritter
                                             Keith J. Sabol
                                             Scott B. Schermerhorn
                                             Frank Semack
                                             Aash M. Shah
                                             Christopher Smith
                                             Tracy P. Stouffer
                                             Gregg S. Tenser
                                             Edward J. Tiedge
                                             Paige M. Wilhelm
                                             Jolanta M. Wysocka

         Assistant Vice Presidents:          Nancy J. Belz
                                             Robert E. Cauley
                                             Lee R. Cunningham, II
                                             B. Anthony Delserone, Jr.
                                             Paul S. Drotch
                                             Salvatore A. Esposito
                                             Donna M. Fabiano
                                             John T. Gentry
                                             William R. Jamison
                                             Constantine Kartsonsas
                                             John C. Kerber
                                             Grant K. McKay
                                             Natalie F. Metz
                                             Joseph M. Natoli
                                             John Sheehy
                                             Michael W. Sirianni
                                             Gregg S. Tenser
                                             Leonardo A. Vila
                                             Lori A. Wolff

         Secretary:                          Stephen A. Keen

         Treasurer:                          Thomas R. Donahue

         Assistant Secretaries:              Thomas R. Donahue
                                Richard B. Fisher
                             Christine I. McGonigle

         Assistant Treasurer:                Richard B. Fisher

         The business address of each of the Officers of the investment adviser is Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779. These individuals are also officers of a majority of the investment advisers to the Funds listed in Part B of this Registration Statement.

Item 29.    Principal Underwriters:
(a)   Federated Securities Corp. the
Distributor for shares of the
Registrant, acts as principal
underwriter for the following open-end
investment companies, including the
Registrant:

Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; CCB Funds; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Core Trust; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; Fixed Income Securities, Inc.; High Yield Cash Trust; Independence One Mutual Funds; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Marshall Funds, Inc.; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Obligations Trust II; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Peachtree Funds; Regions Funds; RIGGS Funds; SouthTrust Funds; Star Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Planters Funds; The Virtus Funds; The Wachovia Funds; The Wachovia Municipal Funds; Tower Mutual Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; Vision Group of Funds, Inc.; and World Investment Series, Inc.

Federated Securities Corp. also acts
as principal underwriter for the
following closed-end investment
company: Liberty Term Trust, Inc.-
1999.

      (b)

         (1)                   (2)                        (3)
Name and Principal             Positions and Offices      Positions and Offices
 Business Address                 With Distributor         With Registrant

Richard B. Fisher              Director, Chairman, Chief  Executive Vice
Federated Investors Tower      Executive Officer, Chief   President
Pittsburgh, PA 15222-3779      Operating Officer, Asst.
                               Secretary and Asst.
                               Treasurer, Federated
                               Securities Corp.

Edward C. Gonzales            Director, Executive Vice
Federated Investors Tower     President, Federated,
Pittsburgh, PA 15222-3779     Securities Corp.

Thomas R. Donahue             Director, Assistant Secretary
Federated Investors Tower     and Assistant Treasurer
Pittsburgh, PA 15222-3779     Federated Securities Corp

James F. Getz                       President-Broker/Dealer,      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

John B. Fisher                      President-Institutional Sales,      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

David M. Taylor               Executive Vice President      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark W. Bloss                       Senior Vice President,  --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard W. Boyd               Senior Vice President,  --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Laura M. Deger                      Senior Vice President,  --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Theodore Fadool, Jr.          Senior Vice President,  --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Bryant R. Fisher              Senior Vice President,  --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Christopher T. Fives          Senior Vice President,  --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

James S. Hamilton             Senior Vice President,  --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

James M. Heaton               Senior Vice President,  --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Keith Nixon                   Senior Vice President,  --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Solon A. Person, IV                 Senior Vice President,  --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Timothy C. Pillion                  Senior Vice President,  --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas E. Territ              Senior Vice President,  --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Ernest G. Anderson                  Vice President,   --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Teresa M. Antoszyk                  Vice President,   --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

John B. Bohnet                      Vice President,   --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Byron F. Bowman               Vice President, Secretary,    --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jane E. Broeren-Lambesis            Vice President,   --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

David J. Callahan             Vice President,   --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mary J. Combs                       Vice President,   --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

R. Edmond Connell, Jr.        Vice President,   --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

R. Leonard Corton, Jr.        Vice President,   --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Kevin J. Crenny               Vice President,   --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Daniel T. Culbertson          Vice President,   --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

G. Michael Cullen             Vice President,   --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Marc C. Danile                      Vice President,   --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

William C. Doyle              Vice President,   --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jill Ehrenfeld                      Vice President,   --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark D. Fisher                      Vice President,   --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Joseph D. Gibbons             Vice President,   --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

John K. Goettlicher                 Vice President,   --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Craig S. Gonzales             Vice President,   --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Raymond Hanley                      Vice President,   --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Bruce E. Hastings             Vice President,   --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Beth A. Hetzel                      Vice President,   --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

James E. Hickey               Vice President,   --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Charlene H. Jennings          Vice President,   --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

H. Joseph Kennedy             Vice President,   --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Michael W. Koenig             Vice President,   --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Michael R. Manning                  Vice President,   --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark J. Miehl                       Vice President,   --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard C. Mihm               Vice President,   --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

J. Michael Miller             Vice President,   --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Alec H. Neilly                      Vice President,   --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas A. Peters III          Vice President,   --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Robert F. Phillips                  Vice President,   --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard A. Recker             Vice President,   --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Eugene B. Reed                      Vice President,   --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Paul V. Riordan               Vice President,   --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

John Rogers                   Vice President,   --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Brian S. Ronayne              Vice President,   --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas S. Schinabeck          Vice President,   --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Edward L. Smith               Vice President,   --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

David W. Spears               Vice President,   --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

John A. Staley                      Vice President,   --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Colin B. Starks               Vice President,   --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jeffrey A. Stewart                  Vice President,   --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

William C. Tustin             Vice President,   --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Paul A. Uhlman                      Vice President,   --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Miles J. Wallace              Vice President,   --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

John F. Wallin                      Vice President,   --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard B. Watts              Vice President,   --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Edward J. Wojnarowski         Vice President,   --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Michael P. Wolff              Vice President,   --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Edward R. Bozek               Assistant Vice President,     --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Terri E. Bush                       Assistant Vice President,     --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Beth C. Dell                        Assistant Vice President,     --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

David L. Immonen              Assistant Vice President,     --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Renee L. Martin               Assistant Vice President,     --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Robert M. Rossi               Assistant Vice President,     --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Denis McAuley                       Treasurer,  --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Leslie K. Platt               Assistant Secretary,    --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779


Item 30.    Location of Accounts and Records:
            All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

            Registrant                    Federated Investors Funds
                              5800 Corporate Drive
                            Pittsburgh, PA 15237-7000


            Federated Services Company    Federated Investors Tower
            Transfer Agent, Dividend      1001 Liberty Avenue
            Disbursing Agent and          Pittsburgh, PA  15222-3779
            Portfolio Recordkeeper

            Federated Administrative      Federated Investors Tower
            Services                      1001 Liberty Avenue
                            Pittsburgh, PA 15222-3779

            Federated Management..........Federated Investors Tower
            Investment Adviser............1001 Liberty Avenue
            ..............................Pittsburgh, PA  15222-3779

            State Street Bank and.........P.O. Box 8600
            Trust Company                 Boston, Massachusetts  02266
            Custodian

Item 31.    Management Services:  Not applicable.

Item 32.    Undertakings:

     Registrant hereby undertakes to comply with the provisions of Section 16(c) of the 1940 Act with respect to the removal of Directors and the calling of special shareholder meetings by shareholders.

     Registrant hereby undertakes to furnish each person to whom a prospectus is delivered, a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, FEDERATED TOTAL RETURN SERIES, INC. certifies that has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, all in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 28th day of August, 1998.

                       FEDERATED TOTAL RETURN SERIES, INC.
                  BY: /s/ Anthony R. Bosch
                  Anthony R. Bosch, Assistant Secretary
                  Attorney in Fact for John F. Donahue
                  August 28, 1998

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

    NAME                            TITLE                         DATE
By: /s/ Anthony R. Bosch          Attorney In Fact            August 28, 1998
        Anthony R. Bosch          For the Persons
    ASSISTANT SECRETARY           Listed Below


    NAME                            TITLE
John F. Donahue*                  Chairman and Director
                                  (Chief Executive Officer)

Glen R. Johnson*                  President

J. Christopher Donahue*           Executive Vice President
                                  and Director

Edward C. Gonzales                Executive Vice President

John W. McGonigle*                Executive Vice President,
                                  Treasurer and Secretary (Principal
                                  Financial and Accounting Officer)

Thomas G. Bigley*                 Director

John T. Conroy, Jr.*              Director

Nicholas P. Constantakis*         Director

William J. Copeland*              Director

James E. Dowd*                    Director

Lawrence D. Ellis, M.D.*          Director

Edward L. Flaherty, Jr.*          Director

Peter E. Madden*                  Director

John E. Murray, Jr.*              Director

Wesley W. Posvar*                 Director

Marjorie P. Smuts*                Director

* By Power of Attorney